PROSPECTUS
MAY 1, 1998

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                      FLEXIBLE PREMIUMS--NONPARTICIPATING

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
        Service Center: P.O. Box 44222, Jacksonville, Florida 32231-4222
             4804 Deer Lake Drive East, Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

The individual deferred variable annuity contract described in this Prospectus (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is designed to provide annuity payments in connection with retirement plans that may or may not qualify for special federal income tax treatment under the Internal Revenue Code.

Both accumulation of the contract values and annuity payments may be on either a fixed or variable basis, or on a combination fixed and variable basis. Benefits on a fixed basis are provided by premiums and contract values allocated to the Fixed Account. (See THE FIXED ACCOUNT on page 23.) Benefits on a variable basis are provided by premiums and contract values allocated to the Variable Account. Such variable benefits are not guaranteed as to fixed-dollar amount and will vary according to investment performance. THIS PROSPECTUS DESCRIBES ONLY THE VARIABLE ACCOUNT FEATURES OF THE CONTRACT EXCEPT WHERE SPECIFIC REFERENCE IS MADE TO THE FIXED ACCOUNT.

The Variable Account is a segregated investment account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), which has been named the Merrill Lynch Life Variable Annuity Separate Account. Premiums and contract values allocated to the Variable Account will be invested in certain Funds that the contract owner is eligible to select from the Merrill Lynch Variable Series Funds, Inc. The contract owner bears the full investment risk with respect to such investments.

This Prospectus contains information about the Contract and the Variable Account that a prospective contract owner should know before investing. It should be read and retained for future reference. Additional information about the Contract and Variable Account is contained in a Statement of Additional Information, dated May 1, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available on request and without charge by writing or calling Merrill Lynch Life's Service Center at the address or phone number set forth above. The table of contents for the Statement of Additional Information is included on page 36 of this Prospectus.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE ANNUITY, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

AN ANNUITY IS INTENDED TO BE A LONG TERM INVESTMENT. WITHDRAWALS OR SURRENDER OF THE CONTRACT PREMATURELY MAY RESULT IN SUBSTANTIAL PENALTIES. CONTRACT OWNERS SHOULD CONSIDER THEIR INCOME NEEDS BEFORE PURCHASING THE CONTRACT.

ALL WITHDRAWALS FROM AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX.

THIS CONTRACT PROVIDES A GUARANTEED DEATH BENEFIT THAT IS PAYABLE ONLY UPON THE DEATH OF THE ANNUITANT OR CONTRACT OWNER.

      PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS
       ATTACHED TO A CURRENT PROSPECTUS FOR MERRILL LYNCH VARIABLE SERIES
         FUNDS, INC., WHICH SHOULD ALSO BE READ AND KEPT FOR REFERENCE.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
       SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED
             UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
DEFINITIONS.................................................      4
CAPSULE SUMMARY OF THE CONTRACT.............................      5
FEE TABLE...................................................      8
CONDENSED FINANCIAL INFORMATION.............................     10
MERRILL LYNCH LIFE INSURANCE COMPANY........................     14
THE VARIABLE ACCOUNT........................................     14
FINANCIAL STATEMENTS........................................     14
THE REINSURANCE AGREEMENT...................................     15
INVESTMENTS OF THE VARIABLE ACCOUNT.........................     15
  Eligible Funds............................................     15
     Reserve Assets Fund....................................     16
     Prime Bond Fund........................................     17
     High Current Income Fund...............................     17
     Quality Equity Fund....................................     17
     Special Value Focus Fund...............................     17
     Global Strategy Focus Fund.............................     17
     Natural Resources Focus Fund...........................     18
     American Balanced Fund.................................     18
     Index 500 Fund.........................................     18
     International Equity Focus Fund........................     18
     Basic Value Focus Fund.................................     18
     Global Growth Focus Fund...............................     18
  Reinvestment..............................................     19
  Substitution of Investments...............................     19
CHARGES AND DEDUCTIONS......................................     19
  Contingent Deferred Sales Charge..........................     19
  Contract Administration Charge............................     20
  Waiver of Charges.........................................     20
  Expense Risk Charge.......................................     20
  Mortality Risk Charge.....................................     20
  Distribution Expense Charge...............................     21
  Payments of Charges and Deductions........................     21
  Premium Taxes.............................................     21
  Fund Expenses.............................................     21
DESCRIPTION OF THE CONTRACT.................................     21
  Premiums..................................................     21
  Accumulation Provisions...................................     22
     Accumulation Units.....................................     22
     Value of an Accumulation Unit..........................     22
     Net Investment Factor..................................     22
     Valuation Periods......................................     23
  The Fixed Account.........................................     23
  Payment on Death..........................................     23
  Beneficiary...............................................     24
  Ownership.................................................     24
  Account Transfers.........................................     24
  Withdrawals...............................................     24
  Suspension of Payments....................................     25

                                                                PAGE
                                                                ----
  Annuity Provisions........................................     25
     Variable Annuity.......................................     25
     Selection of Annuity Date and Annuity Options..........     25
     Change of Annuity Date or Annuity Option...............     25
     Annuity Options........................................     25
     Minimum Annuity Payments...............................     26
     First Variable Annuity Payment.........................     26
     Age Adjustment.........................................     26
     Number of Annuity Units................................     26
     Value of Each Annuity Unit.............................     26
     Subsequent Variable Annuity Payments...................     27
     Assumed Investment Rate................................     26
     Proof of Age, Sex and Survival.........................     27
  Notices and Elections.....................................     27
  Amendment of Contract.....................................     27
  Ten Day Right to Review...................................     27
FEDERAL INCOME TAXES........................................     27
  Introduction..............................................     27
  Merrill Lynch Life's Tax Status...........................     28
  Taxation of Annuities.....................................     28
     In General.............................................     28
     Required Distributions.................................     28
     Non-natural Owners.....................................     29
     Distributions..........................................     29
     Multiple Annuity Contracts.............................     29
     Penalty Tax............................................     29
  Internal Revenue Service Diversification Standards........     30
  Transfers, Assignments, or Exchanges of a Contract........     30
  Possible Changes in Taxation..............................     30
  Other Tax Consequences....................................     30
  Qualified Plans...........................................     31
     Individual Retirement Annuities and Individual
      Retirement Accounts...................................     31
     Simplified Employee Pension (SEP) IRAs.................     31
     Simple IRAs............................................     31
     Roth IRAs..............................................     32
     Pension and Profit Sharing Plans.......................     32
     Tax-Sheltered Annuities................................     32
     Section 457 Deferred Compensation ("Section 457")
      Plans.................................................     33
     Withholding............................................     33
VARIABLE ACCOUNT VOTING RIGHTS..............................     33
REPORTS TO CONTRACT OWNERS..................................     34
DISTRIBUTION OF CONTRACTS...................................     34
STATE REGULATION............................................     34
YEAR 2000...................................................     35
LEGAL PROCEEDINGS...........................................     35
EXPERTS.....................................................     35
REGISTRATION STATEMENTS.....................................     35
LEGAL MATTERS...............................................     35
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....     36
APPENDIX....................................................     37

                            ------------------------

No person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Prospectus does not constitute an offer of, or solicitation of an offer to acquire, any variable annuity contracts offered by this Prospectus in any jurisdiction to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

                                  DEFINITIONS

accumulation unit: An index used to compute the value of each contract owner's interest in the Variable Account prior to the annuity date. (See page 22.)

annuitant: The person on whose continuation of life annuity payments may depend.

annuity:  A series of predetermined periodic payments.

annuity date:  The date on which annuity payments are to begin. (See page 25.)

annuity unit:  An index used to compute variable annuity payments. (See page
26.)

beneficiary: The person to whom payment is to be made on the death of the contract owner or annuitant. There may be both a contract owner's beneficiary and an annuitant's beneficiary if the contract owner is not the annuitant.

Contract:  A Contract offered by this Prospectus.

contract owner: The person entitled to exercise all rights under a Contract. (See page 24.)

contract value: The sum of the value of a contract owner's Fixed Account and a contract owner's interest in the Variable Account.

Funds: The mutual funds, or separate investment portfolios within a series mutual fund, designated as eligible investments for the Variable Account. (See page 15.)

fixed annuity: A series of periodic payments of predetermined amounts that do not vary with investment experience.

net investment factor: An index used to measure the investment performance of a subaccount of the Variable Account from one valuation period to the next. (See page 22.)

nonqualified contract: A Contract issued in connection with a nonqualified plan.

nonqualified plan:  A retirement plan other than a qualified plan.

premiums: The money the contract owner pays Merrill Lynch Life for a Contract. (See page 21.)

qualified contract:  A Contract issued in connection with a qualified plan.

qualified plan:  A retirement plan that receives favorable tax treatment under
Section 401, 403, 404, 408, 457 or any similar provision of the Internal Revenue Code. (See page 31.)

Variable Account: A segregated investment account of Merrill Lynch Life Insurance Company, named the Merrill Lynch Life Variable Annuity Separate Account. (See page 14.)

subaccount: A division of the Variable Account consisting of the shares of a particular Fund held by the Variable Account for all Contracts having a similar tax status. (See page 14.)

valuation period: The interval from one valuation day of a Fund to the next valuation day, measured from the time each day the Fund is valued. (See page 23.)

variable annuity: A series of periodic payments that vary in amount according to investment experience. (See page 25.)

                        CAPSULE SUMMARY OF THE CONTRACT

The following capsule summary is intended to provide a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE VARIABLE ACCOUNT

Premiums will be allocated to the Merrill Lynch Life Variable Annuity Separate Account (the "Variable Account") a segregated investment account, or to the Fixed Account described on page 23, as directed by the contract owner. The Variable Account is divided into subaccounts corresponding to the Funds in which premiums may be invested. For the first 14 days following the date of issue, all premiums allocable to the Variable Account will be allocated to the Reserve Assets Fund subaccount. Thereafter, the contract owner's interest in the Variable Account will be reallocated to the subaccounts selected by the contract owner. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. The contract owner may change the selection later, subject to certain conditions. The contract value and the amount of the monthly annuity payments will reflect the investment performance of the Funds selected. (See THE VARIABLE ACCOUNT on page 14 and ACCOUNT TRANSFERS on page 24.)

THE FUNDS

The Funds in which premiums currently may be invested are certain separate investment portfolios of the Merrill Lynch Variable Series Funds, Inc. They are the Merrill Lynch Reserve Assets Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Special Value Focus Fund, Global Strategy Focus Fund, Natural Resources Focus Fund, American Balanced Fund, Index 500 Fund, International Equity Focus Fund, and Basic Value Focus Fund. Effective following the close of business on June 5, 1998, the Global Growth Focus Fund will become available for contract owner investment. (See INVESTMENTS OF THE VARIABLE ACCOUNT on page 15.)

RETIREMENT PLANS

The Contract may be issued pursuant to nonqualified retirement plans or plans qualifying for special tax treatment as "H.R. 10" plans, Individual Retirement Annuities or Individual Retirement Accounts, corporate pension and profit-sharing plans, Tax-Sheltered Annuities or Section 457 deferred compensation ("Section 457") plans. For each Fund, there is one subaccount for nonqualified plans and one subaccount for qualified plans. (See QUALIFIED PLANS on page 31.)

PREMIUMS

The full amount of all premiums will be invested initially. There is no "front-end load." However, certain charges and deductions will be made from the contract value. (See CHARGES AND DEDUCTIONS below.)

The Contract permits premiums to be paid on a flexible basis at any time in any amount meeting Merrill Lynch Life's minimum requirements. The minimum initial premium Merrill Lynch Life will accept is $1,500 for nonqualified Contracts and $10 for qualified Contracts. For subsequent premiums, the minimum amount for nonqualified Contracts is $300 ($50 in Tennessee) and the minimum amount for qualified Contracts is the same as for the initial premium. (See PREMIUMS on page 21.)

CHARGES AND DEDUCTIONS

A contingent deferred sales charge is deducted in the event of withdrawal of contract values, subject to certain exceptions. If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of the premiums paid within 7 years prior to the date of withdrawal, adjusted for any prior withdrawals, or (b) 5% of the amount withdrawn. This charge is paid to permit Merrill Lynch Life to recover sales expenses it has incurred. Under no circumstances will the charges ever exceed 5% of total premiums. (See CONTINGENT DEFERRED SALES CHARGE on page 19.)

On each contract anniversary on or prior to the annuity date, Merrill Lynch Life will deduct a contract administration charge of $30 from the contract value. It will also be deducted upon full withdrawal of the contract value if such withdrawal is not on a contract anniversary. This charge is made to reimburse Merrill Lynch Life for expenses related to administration of the Contracts. (See CONTRACT ADMINISTRATION CHARGE on page 20.)

Merrill Lynch Life will deduct a daily expense risk charge. For nonqualified Contracts, the charge will be equal to an annual rate of 0.50% of the sum of the daily net asset values of all nonqualified subaccounts. For qualified Contracts, the rate will be 0.20% of the sum of the daily net asset values of all qualified subaccounts. This charge is made to compensate Merrill Lynch Life for the risk of guaranteeing not to increase the contract administration charge regardless of actual administrative costs. (See EXPENSE RISK CHARGE on page 20.)

Merrill Lynch Life will deduct a daily distribution expense charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. This charge compensates Merrill Lynch Life in part for expenses incurred distributing the Contracts. (See DISTRIBUTION EXPENSE CHARGE on page 21.) Merrill Lynch Life will also deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Variable Account. This charge is made to compensate Merrill Lynch Life for the mortality guarantees made under the Contract. (See MORTALITY RISK CHARGE on page 20.)

Premium taxes payable to any government entity will be deducted at the annuity date. Currently, premium taxes range from 0% to 5%. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract. (See PREMIUM TAXES on page 21.)

ANNUITY PAYMENTS

Monthly annuity payments will start on the annuity date. The contract owner may select the annuity date. He or she may also select an annuity payment option and a different payment frequency. The contract owner may change his or her selections later. (See CHANGE OF ANNUITY DATE OR ANNUITY OPTION on page 25.) The amount of each variable annuity payment will depend on the investment performance of the Funds the contract owner selects.

If the net contract value at the annuity date is less than $5,000 ($3,500 for certain qualified Contracts), Merrill Lynch Life may pay the contract value in a lump sum in lieu of annuity payments. For tax consequences of a lump sum payment, see TAXATION OF ANNUITIES on page 28. If any annuity payment would be less than $50, Merrill Lynch Life may change the frequency of payments to such intervals as will result in payments of at least $50. (See MINIMUM ANNUITY PAYMENTS on page 26.)

ACCOUNT TRANSFERS

The contract owner may transfer all or part of the contract value between the Variable Account and the Fixed Account and among subaccounts of the Variable Account, subject to certain limitations. (See ACCOUNT TRANSFERS on page 24.) For Contracts issued prior to April 30, 1986 and reinsured by Merrill Lynch Life, see the Appendix for special provisions.

PAYMENT ON DEATH

If either the annuitant or the contract owner dies prior to the annuity date, Merrill Lynch Life will pay the greater of (a) the sum of all premiums paid (adjusted for any withdrawals) or (b) the then current contract value. No contingent deferred sales charge will be imposed. (See PAYMENT ON DEATH on page 23.)

WITHDRAWALS

The contract owner may withdraw all or part of the accumulated contract value prior to the earlier of the annuity date or the death of the annuitant. The amount the contract owner withdraws must be at least $500. If the Contract is to continue in force, the remaining contract value must be at least $500. If these dollar limitations relating to partial withdrawals would prevent the contract owner from making a partial withdrawal, he or she may nevertheless make a full withdrawal of the contract value. A contingent deferred sales charge and a contract administration charge may be imposed. (See WITHDRAWALS on page 24.) Withdrawals will decrease the contract value. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax (see TAXATION OF ANNUITIES on page 28), and withdrawals under Tax-Sheltered Annuities are restricted (see TAX-SHELTERED ANNUITIES on page 32).

TEN DAY REVIEW

When the contract owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, he or she may return it for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch Life will refund the contract owner's premiums allocated to the Fixed Account plus the value of the contract owner's interest in the Variable Account as of the date the Contract is returned. The Contract will then be deemed void.

                                   FEE TABLE

                                        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                         ----------------------------------------------------------------------------------------
                                                      HIGH                    SPECIAL       GLOBAL      NATURAL
                          RESERVE                   CURRENT      QUALITY       VALUE       STRATEGY    RESOURCES
                           ASSETS       PRIME        INCOME       EQUITY       FOCUS        FOCUS        FOCUS
                            FUND      BOND FUND       FUND         FUND         FUND       FUND(F)        FUND
                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNER
 TRANSACTION EXPENSES:
 Contingent Deferred
   Sales Charge (as a
   percentage of
   purchase payments or
   amount withdrawn, as
   applicable)(a)......      5.00%        5.00%        5.00%        5.00%        5.00%        5.00%        5.00%
ANNUAL CONTRACT
 ADMINISTRATION
 CHARGE(B).............    $30.00       $30.00       $30.00       $30.00       $30.00       $30.00       $30.00
SEPARATE ACCOUNT ANNUAL
 EXPENSES (AS A
 PERCENTAGE OF NET
 ASSETS):
 Expense Risk
   Charge(c)...........      0.50%        0.50%        0.50%        0.50%        0.50%        0.50%        0.50%
 Mortality Risk
   Charge(d)...........      0.75%        0.75%        0.75%        0.75%        0.75%        0.75%        0.75%
 Distribution Expense
   Charge(d)...........      0.05%        0.05%        0.05%        0.05%        0.05%        0.05%        0.05%
                            -----        -----        -----        -----        -----        -----        -----
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES.......      1.30%        1.30%        1.30%        1.30%        1.30%        1.30%        1.30%
                            =====        =====        =====        =====        =====        =====        =====

                            MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                         -----------------------------------------------------------------
                                                   INTERNATIONAL     BASIC        GLOBAL
                          AMERICAN                    EQUITY         VALUE        GROWTH
                          BALANCED    INDEX 500        FOCUS         FOCUS        FOCUS
                            FUND         FUND          FUND           FUND       FUND(H)
                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                         ----------   ----------   -------------   ----------   ----------
CONTRACT OWNER
 TRANSACTION EXPENSES:
 Contingent Deferred
   Sales Charge (as a
   percentage of
   purchase payments or
   amount withdrawn, as
   applicable)(a)......      5.00%        5.00%         5.00%          5.00%        5.00%
ANNUAL CONTRACT
 ADMINISTRATION
 CHARGE(B).............    $30.00       $30.00        $30.00         $30.00       $30.00
SEPARATE ACCOUNT ANNUAL
 EXPENSES (AS A
 PERCENTAGE OF NET
 ASSETS):
 Expense Risk
   Charge(c)...........      0.50%        0.50%         0.50%          0.50%        0.50%
 Mortality Risk
   Charge(d)...........      0.75%        0.75%         0.75%          0.75%        0.75%
 Distribution Expense
   Charge(d)...........      0.05%        0.05%         0.05%          0.05%        0.05%
                            -----        -----       -------          -----        -----
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES.......      1.30%        1.30%         1.30%          1.30%        1.30%
                            =====        =====       =======          =====        =====

                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                         --------------------------------------------------------
                                            HIGH               SPECIAL    GLOBAL
                         RESERVE   PRIME   CURRENT   QUALITY    VALUE    STRATEGY
                         ASSETS    BOND    INCOME    EQUITY     FOCUS     FOCUS
                          FUND     FUND     FUND      FUND      FUND     FUND(F)
                         -------   -----   -------   -------   -------   --------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC. ANNUAL
EXPENSES FOR THE YEAR
ENDED DECEMBER 31, 1997
(AS A PERCENTAGE OF
PORTFOLIO COMPANY NET ASSETS):
 Investment Advisory
   Fees(e).............   0.50%    0.42%    0.47%     0.44%     0.75%      0.65%
 Other Expenses........   0.12%    0.05%    0.07%     0.04%     0.05%      0.08%
                          ----     ----     ----      ----      ----       ----
TOTAL MERRILL LYNCH
 VARIABLE SERIES FUNDS,
 INC. ANNUAL OPERATING
 EXPENSES..............   0.62%    0.47%    0.54%     0.48%     0.80%      0.73%
                          ====     ====     ====      ====      ====       ====

                          MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                         -----------------------------------------------------------------
                          NATURAL                          INTERNATIONAL   BASIC   GLOBAL
                         RESOURCES   AMERICAN     INDEX       EQUITY       VALUE   GROWTH
                           FOCUS     BALANCED      500         FOCUS       FOCUS    FOCUS
                           FUND        FUND      FUND(G)       FUND        FUND    FUND(H)
                         ---------   --------    -------   -------------   -----   -------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC. ANNU
EXPENSES FOR THE YEAR
ENDED DECEMBER 31, 1997
(AS A PERCENTAGE OF
PORTFOLIO COMPANY NET A
 Investment Advisory
   Fees(e).............      0.65%       0.55%    0.30%        0.75%       0.60%    0.75%
 Other Expenses........      0.16%       0.05%    0.10%        0.15%       0.05%    0.50%
                         ---------   ---------    ----         ----        ----     ----
TOTAL MERRILL LYNCH
 VARIABLE SERIES FUNDS,
 INC. ANNUAL OPERATING
 EXPENSES..............      0.81%       0.60%    0.40%        0.90%       0.65%    1.25%
                         =========   =========    ====         ====        ====     ====

---------------

(a) A contingent deferred sales charge is imposed upon withdrawal of all or part of the contract value. The charge is 5%, applied to the lesser of premiums paid within the past 7 years (adjusted for any prior withdrawals) or the amount withdrawn. There will be no charge for such part of the first withdrawal in a contract year as does not exceed 10% of the premiums paid prior to the date of withdrawal. (See page 19.)

(b) A contract administration charge of $30 per contract year is deducted from each Contract. It is deducted from the contract value on each contract anniversary on or prior to the annuity date and at full withdrawal if made other than on a contract anniversary.

(c) The expense risk charge is stated as an annual percentage of the daily net asset value of the Variable Account. The rate indicated is for nonqualified Contracts. For qualified Contracts, the rate is 0.20%. (See page 20.)

(d) The mortality risk charge and the distribution expense charge are each stated as an annual percentage of the daily net asset value of the Variable Account. (See pages 20 and 21.)

(e) See "Investments of the Variable Account" on page 15.

(f) Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund. See the accompanying prospectus for Merrill Lynch Variable Series Funds, Inc. for additional information regarding this change.

(g) The Fee Table does not reflect any fees waived or expenses assumed by Merrill Lynch Asset Management, L.P. ("MLAM") during the year ended December 31, 1997 with respect to any Fund because such waivers and assumption of expenses were made on a voluntary basis and MLAM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1997, MLAM waived management fees and reimbursed expenses totaling 0.06% for the Index 500 Fund after which the Fund's total expense ratio, net of reimbursement, was 0.34%.

(h) Effective following the close of business on June 5, 1998, the Global Growth Focus Fund will become available for contract owner investment. "Other Expenses" and "Total Merrill Lynch Variable Series Funds, Inc. Annual Operating Expenses" shown for the Global Growth Focus Fund are based on other expenses estimated for the current fiscal year. MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Lynch Variable Series Funds, Inc. in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Absent this Reimbursement Agreement, estimated "Other Expenses" for the Global Growth Focus Fund would have been 0.67%.

                                                      HIGH                    SPECIAL       GLOBAL      NATURAL
                          RESERVE                   CURRENT      QUALITY       VALUE       STRATEGY    RESOURCES     AMERICAN
                           ASSETS       PRIME        INCOME       EQUITY       FOCUS        FOCUS        FOCUS       BALANCED
                            FUND      BOND FUND       FUND         FUND         FUND         FUND         FUND         FUND
        EXAMPLE          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
        -------          ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
If the contract owner
 surrenders his or her
 Contract at the end of
 the applicable time
 period, the contract
 owner would pay the
 following expenses on
 a $1,000 investment,
 assuming 5% annual
 return on assets:
    1-year.............     $ 70         $ 69         $ 69         $ 69         $ 72         $ 71         $ 72         $ 70
    3-year.............      112          107          109          108          118          115          118          111
    5-year.............      156          149          152          149          166          162          166          155
   10-year.............      230          214          221          215          249          242          250          228
If the contract owner
 annuitizes, or does
 not surrender, at the
 end of the applicable
 time period, the
 contract owner would
 pay the following
 expenses on a $1,000
 investment, assuming
 5% annual return on
 assets:
    1-year.............     $ 20         $ 19         $ 19         $ 19         $ 22         $ 21         $ 22         $ 20
    3-year.............       62           57           59           58           68           65           68           61
    5-year.............      106           99          102           99          116          112          116          105
   10-year.............      230          214          221          215          249          242          250          228

                                      INTERNATIONAL     BASIC        GLOBAL
                                         EQUITY         VALUE        GROWTH
                         INDEX 500        FOCUS         FOCUS        FOCUS
                            FUND          FUND           FUND         FUND
        EXAMPLE          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
        -------          ----------   -------------   ----------   ----------
If the contract owner
 surrenders his or her
 Contract at the end of
 the applicable time
 period, the contract
 owner would pay the
 following expenses on
 a $1,000 investment,
 assuming 5% annual
 return on assets:
    1-year.............     $ 68          $ 73           $ 70         $ 77
    3-year.............      105           121            113          131
    5-year.............      145           171            158          189
   10-year.............      206           259            233          295
If the contract owner
 annuitizes, or does
 not surrender, at the
 end of the applicable
 time period, the
 contract owner would
 pay the following
 expenses on a $1,000
 investment, assuming
 5% annual return on
 assets:
    1-year.............     $ 18          $ 23           $ 20         $ 27
    3-year.............       55            71             63           81
    5-year.............       95           121            108          139
   10-year.............      206           259            233          295

The foregoing Fee Table and Example are intended to assist investors in understanding the costs and expenses that a contract owner in the Merrill Lynch Life Variable Annuity Separate Account will bear directly or indirectly with respect to each Fund. The Fee Table and Example include charges and expenses of the Variable Account as well as for Class A shares of the Merrill Lynch Variable Series Funds, Inc.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLE.

The Fee Table and Example do not include charges to contract owners for reimbursement of premium taxes paid with respect to the Contract. Premium taxes may be applicable. Refer to PREMIUM TAXES on page 21 for further information.

In the Example, the $30 contract administration charge was converted to a percentage charge of 0.0085% by dividing the total administration charges collected during 1997 by the average total contract values (excluding the value of the Contracts in the annuity period) during 1997. Contract values and administration charges collected include amounts allocated to the Variable Account only. The percentage charge so determined was multiplied by the average annual assets of the hypothetical account to determine the annual charge. The average annual assets were calculated reflecting the daily deduction of the Total Separate Account Annual Expenses (1.30%) and total Fund expenses (0.40% to 1.25% depending on the Fund).

                        CONDENSED FINANCIAL INFORMATION

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                     SCHEDULE OF ACCUMULATION UNIT VALUES*

            FOR THE PERIOD JANUARY 1, 1988 THROUGH DECEMBER 31, 1997

*The accumulation unit values listed below for the periods January 1, 1988 through August 31, 1991 are for periods when the Contracts were funded through the Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC"). See page 14. On September 1, 1991, Merrill Lynch Life assumption reinsured certain of FLIC's variable annuity contracts (see THE REINSURANCE AGREEMENT on page 15). The financial performance of the Contracts shown in the Schedule of Accumulation Unit Values, below, includes the performance of the Contracts for periods prior to September 1, 1991 while part of the FLIC separate account.

         NONQUALIFIED             1988       1989       1990        1991          1992          1993          1994
          CONTRACTS:              ----       ----       ----        ----          ----          ----          ----

Reserve Assets Fund
  January 1 value.............   15.407     16.252      17.44          18.55         19.38         19.76         20.04
  December 31 value...........   16.252     17.439      18.55          19.38         19.76         20.04         20.54
  Total units outstanding at
    December 31...............                                     756,930.2     542,420.0     437,996.5     492,365.6

Prime Bond Fund
  January 1 value.............   18.750     19.764      22.10          23.38         26.86         28.45         31.46
  December 31 value...........   19.764     22.103      23.38          26.86         28.45         31.46         29.57
  Total units outstanding at
    December 31...............                                     618,656.9     667,898.6     741,333.5     610,532.0

High Current Income Fund
  January 1 value.............   20.127     22.632      23.76          21.62         30.51         36.15         42.06
  December 31 value...........   22.632     23.760      21.62          30.51         36.15         42.06         40.03
  Total units outstanding at
    December 31...............                                     181,893.1     182,229.2     245,495.0     198,985.9

Quality Equity Fund
  January 1 value.............   20.188     22.626      29.21          29.03         37.30         37.81         42.76
  December 31 value...........   22.626     29.210      29.03          37.30         37.81         42.76         41.71
  Total units outstanding at
    December 31...............                                     674,488.8     681,947.8     790,434.5     701,903.6

Special Value Focus Fund
  January 1 value.............   13.681     14.079      16.20          13.99         20.73         20.35         23.66
  December 31 value...........   14.079     16.205      13.99          20.73         20.35         23.66         21.66
  Total units outstanding at
    December 31...............                                     269,251.3     310,826.6     336,594.9     314,670.5

Flexible Strategy Fund
  April 30 (commencement).....
  January 1 value.............   10.245     11.252      13.36          13.82         17.06         17.55         20.07
  December 31 value...........   11.252     13.362      13.82          17.06         17.55         20.07         18.98
  Total units outstanding at
    December 31...............                                   1,491,361.1   1,536,734.4   1,689,884.9   1,451,982.2

American Balanced Fund
  May 31 (commencement).......   10.000
  January 1 value.............              10.332      12.05          12.04         14.34         14.96         16.76
  December 31 value...........   10.332     12.047      12.04          14.34         14.96         16.76         15.85
  Total units outstanding at
    December 31...............                                     226,441.1     309,664.2     344,819.9     282,733.9

Natural Resources Focus Fund
  May 31 (commencement).......   10.000
  January 1 value.............               9.508      11.10          10.27         10.28         10.29         11.22
  December 31 value...........    9.508     11.097      10.27          10.28         10.29         11.22         11.23
  Total units outstanding at
    December 31...............                                      36,077.3      50,350.7      97,956.9      92,609.5

         NONQUALIFIED              1995         1996        1997
          CONTRACTS:               ----         ----        ----
Reserve Assets Fund
  January 1 value.............        20.54       21.41       22.23
  December 31 value...........        21.41       22.23       23.08
  Total units outstanding at
    December 31...............    350,130.6   297,045.1   214,402.3
Prime Bond Fund
  January 1 value.............        29.57       35.07       35.38
  December 31 value...........        35.07       35.38       37.94
  Total units outstanding at
    December 31...............    510,791.1   488,173.0   396,073.2
High Current Income Fund
  January 1 value.............        40.03       46.32       50.87
  December 31 value...........        46.32       50.87       55.74
  Total units outstanding at
    December 31...............    175,671.0   161,397.6   134,635.7
Quality Equity Fund
  January 1 value.............        41.71       50.48       58.75
  December 31 value...........        50.48       58.75       71.74
  Total units outstanding at
    December 31...............    648,031.6   596,734.7   505,746.5
Special Value Focus Fund
  January 1 value.............        21.66       31.20       33.30
  December 31 value...........        31.20       33.30       36.72
  Total units outstanding at
    December 31...............    324,219.4   301,378.9   215,656.9
Flexible Strategy Fund
  April 30 (commencement).....
  January 1 value.............        18.98       21.99          **
  December 31 value...........        21.99          **          **
  Total units outstanding at
    December 31...............  1,178,582.2         0.0         0.0
American Balanced Fund
  May 31 (commencement).......
  January 1 value.............        15.85       18.91       20.48
  December 31 value...........        18.91       20.48       23.68
  Total units outstanding at
    December 31...............    237,332.7   225,557.1   184,125.0
Natural Resources Focus Fund
  May 31 (commencement).......
  January 1 value.............        11.23       12.49       14.00
  December 31 value...........        12.49       14.00       12.09
  Total units outstanding at
    December 31...............     81,046.5    69,028.9    52,717.5

**Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

         NONQUALIFIED               1996          1997
          CONTRACTS:                ----          ----

Global Strategy Focus Fund
  January 1 value..............         0.00         10.06
  December 31 value............        10.06         11.12
  Total units outstanding at
    December 31................  2,546,221,8   2,163,814.8

Index 500 Fund
  January 1 value..............         0.00         10.l2
  December 31 value............        10.12         13.27
  Total units outstanding at
    December 31................      4,247.5     135,036.0

International Equity Fund
  January 1 value..............         0.00         10.05
  December 31 value............        10.05          9.47
  Total units outstanding at
    December 31................        723.7      19,276.6

Basic Value Focus Fund
  January 1 value..............         0.00          9.83
  December 31 value............         9.83         11.71
  Total units outstanding at
    December 31................     17,412.4     147,773.7

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                     SCHEDULE OF ACCUMULATION UNIT VALUES*

            FOR THE PERIOD JANUARY 1, 1988 THROUGH DECEMBER 31, 1997

*The accumulation unit values listed below for the periods January 1, 1988 through August 31, 1991 are for periods when the Contracts were funded through the Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC"). See page 14. On September 1, 1991, Merrill Lynch Life assumption reinsured certain of FLIC's variable annuity contracts (see THE REINSURANCE AGREEMENT on page 15). The financial performance of the Contracts shown in the Schedule of Accumulation Unit Values, below, includes the performance of the Contracts for periods prior to September 1, 1991 while part of the FLIC separate account.

                                  1988       1989       1990        1991          1992          1993          1994         1995
     QUALIFIED CONTRACTS:         ----       ----       ----        ----          ----          ----          ----         ----

Reserve Assets Fund
  January 1 value.............   15.668     16.577      17.84          19.04         19.94         20.39         20.75       21.32
  December 31 value...........   16.577     17.840      19.04          19.94         20.39         20.75         21.32       22.30
  Total units outstanding at
    December 31...............                                     574,284.7     370,601.0     308,644.8     252,365.2   194,679.2

Prime Bond Fund
  January 1 value.............   19.241     20.347      22.82          24.21         27.90         29.64         32.87       30.98
  December 31 value...........   20.347     22.823      24.21          27.90         29.64         32.87         30.98       36.86
  Total units outstanding at
    December 31...............                                     428,447.8     478,220.2     477,582.5     358,718.0   303,333.0

High Current Income Fund
  January 1 value.............   21.000     23.687      24.94          22.76         32.22         38.29         44.68       42.65
  December 31 value...........   23.687     24.941      22.76          32.22         38.29         44.68         42.65       49.49
  Total units outstanding at
    December 31...............                                      74,457.7      73,582.5      93,456.4      92,839.7    79,516.1

Quality Equity Fund
  January 1 value.............   21.549     24.224      31.37          31.26         40.29         40.96         46.46       45.45
  December 31 value...........   24.224     31.366      31.26          40.29         40.96         46.46         45.45       55.18
  Total units outstanding at
    December 31...............                                     432,953.7     457,836.2     516,176.0     469,259.2   412,217.8

Special Value Focus Fund
  January 1 value.............   14.862     15.341      17.71          15.33         22.79         22.44         26.17       24.03
  December 31 value...........   15.341     17.710      15.33          22.79         22.44         26.17         24.03       34.71
  Total units outstanding at
    December 31...............                                     139,492.7     156,274.5     195,677.9     184,213.2   188,466.9

Flexible Strategy Fund
  April 30 (commencement).....
  January 1 value.............   10.295     11.341      13.51          14.02         17.35         17.90         20.53       19.47
  December 31 value...........   11.341     13.508      14.02          17.35         17.90         20.53         19.47       22.63
  Total units outstanding at
    December 31...............                                   1,139,762.3   1,085,349.8   1,225,420.9   1,076,826.3   934,036.1

American Balanced Fund
  May 31 (commencement).......   10.000
  January 1 value.............              10.350      12.10          12.13         14.49         15.17         17.04       16.17
  December 31 value...........   10.350     12.104      12.13          14.49         15.17         17.04         16.17       19.34
  Total units outstanding at
    December 31...............                                      79,728.3     155,312.1     200,913.9     171,872.9   154,870.7

Natural Resources Focus Fund
  May 31 (commencement).......   10.000
  January 1 value.............               9.524      11.15          10.35         10.39         10.43         11.40       11.45
  December 31 value...........    9.524     11.149      10.35          10.39         10.43         11.40         11.45       12.78
  Total units outstanding at
    December 31...............                                      28,823.5      27,220.0      40,239.5      44,876.1    39,692.2

                                  1996        1997
     QUALIFIED CONTRACTS:         ----        ----
Reserve Assets Fund
  January 1 value.............      22.30       23.21
  December 31 value...........      23.21       24.18
  Total units outstanding at
    December 31...............  186,463.2   145,942.9
Prime Bond Fund
  January 1 value.............      36.86       37.30
  December 31 value...........      37.30       40.12
  Total units outstanding at
    December 31...............  287,481.4   253,147.8
High Current Income Fund
  January 1 value.............      49.49       54.52
  December 31 value...........      54.52       59.52
  Total units outstanding at
    December 31...............   73,108.5    61,583.9
Quality Equity Fund
  January 1 value.............      55.18       64.41
  December 31 value...........      64.41       78.88
  Total units outstanding at
    December 31...............  395,390.6   337,738.4
Special Value Focus Fund
  January 1 value.............      34.71       37.15
  December 31 value...........      37.15       41.10
  Total units outstanding at
    December 31...............  209,262.6   176,237.7
Flexible Strategy Fund
  April 30 (commencement).....
  January 1 value.............      22.63          **
  December 31 value...........         **          **
  Total units outstanding at
    December 31...............        0.0         0.0
American Balanced Fund
  May 31 (commencement).......
  January 1 value.............      19.34       21.01
  December 31 value...........      21.01       24.36
  Total units outstanding at
    December 31...............  162,879.1   108,485.8
Natural Resources Focus Fund
  May 31 (commencement).......
  January 1 value.............      12.78       14.36
  December 31 value...........      14.36       12.49
  Total units outstanding at
    December 31...............   36,777.8    30,921.9

**Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

                                       1996          1997
       QUALIFIED CONTRACTS:            ----          ----

Global Strategy Focus Fund
  January 1 value.................         0.00         10.07
  December 31 value...............        10.07         11.16
  Total units outstanding at
    December 31...................  1,987,382.0   1,738,999.2

Index 500 Fund
  January 1 value.................         0.00         10.12
  December 31 value...............        10.12         13.31
  Total units outstanding at
    December 31...................         0.00      76,239.7

International Equity Fund
  January 1 value.................         0.00         10.05
  December 31 value...............        10.05          9.50
  Total units outstanding at
    December 31...................        529.5       8,726.1

Basic Value Focus Fund
  January 1 value.................         0.00          9.83
  December 31 value...............         9.83         11.74
  Total units outstanding at
    December 31...................     27,787.1      76,376.9

                      MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("Merrill Lynch Life") is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Merrill Lynch Life is authorized to sell life insurance and annuity contracts. Merrill Lynch Life is admitted to do business in 49 states, Guam, the U.S. Virgin Islands, and the District of Columbia.

All communications, including inquiries, concerning the Contract should be addressed to Merrill Lynch Life's Service Center at the address printed on the first page of this Prospectus.

On October 1, 1991, Tandem Insurance Group, Inc. (adba Tandem Life Insurance Company) ("Tandem"), an affiliate of Merrill Lynch Life, merged with and into Merrill Lynch Life. Merrill Lynch Life is the surviving company.

As a result of the merger, all contracts previously afforded by Tandem are now afforded by Merrill Lynch Life. Thus, contract owners maintain their identical coverage through Merrill Lynch Life.

In addition, the Tandem Variable Annuity Separate Account (the "Tandem Account") was combined with the Variable Account. Assets of the Tandem Account have become assets of the Merrill Lynch Life Account. These assets are segregated from all of Merrill Lynch Life's other assets. The combination of accounts maintained all investment options and had no adverse impact (including federal tax) on any contract owners nor any impact on accumulation units, annuity units, or unit values.

                              THE VARIABLE ACCOUNT

The establishment of the Variable Account was approved by Merrill Lynch Life's Board of Directors on March 15, 1991. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve any supervision by the Securities and Exchange Commission of the investment practices or policies of the Variable Account. The Variable Account meets the definition of a separate account under the federal securities laws.

While the assets of the Variable Account are Merrill Lynch Life's property, as a segregated investment account, Arkansas insurance law provides that assets of the Variable Account equal to its reserves and other liabilities are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct; however, obligations under the Contract are obligations of Merrill Lynch Life. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of Merrill Lynch Life. Merrill Lynch Life does not guarantee the investment performance under the Contracts. Both the variable contract value prior to the annuity date and the amount of any variable annuity payments will vary with the performance of the investments selected by the contract owner.

There are two subaccounts for each Fund. One subaccount is for qualified Contracts and the other is for nonqualified Contracts. No transfers may be made between a qualified and a nonqualified subaccount.

                              FINANCIAL STATEMENTS

Financial statements for Merrill Lynch Life and the Variable Account can be found in the Statement of Additional Information. Because the Variable Account acquired a majority of the assets of Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC") in connection with Merrill Lynch Life's assumption reinsurance of certain variable annuity contracts of FLIC commencing on September 1, 1991, the financial statements of the Variable Account include the financial operations of the FLIC separate account for periods prior to September 1, 1991. The Statement of Additional Information is available upon request and without charge. This information can be obtained by writing to or calling Merrill Lynch Life's Service Center at the address or telephone number set forth on the first page of this Prospectus.

                           THE REINSURANCE AGREEMENT

On March 22, 1991, Merrill Lynch Life and certain affiliated life insurance companies entered into an assumption reinsurance agreement with Family Life Insurance Company ("FLIC") relating to various policies including the FLIC Contracts. The assumption reinsurance of the FLIC Contracts will take place in several transactions. The first transaction was effected as of September 1, 1991, when Merrill Lynch Life assumption reinsured Contracts in 37 states, Guam and the Virgin Islands. There have been various assumption reinsurance transactions subsequent to September 1, 1991.

The FLIC Contracts, which participate in FLIC's Merrill Lynch Variable Annuity Account, are identical to the Contracts described in this Prospectus, except that the FLIC Contracts provide for a higher mortality risk charge (.80% annually under the FLIC Contracts versus .75% annually under the Contracts described in this Prospectus), but no distribution expense charge. Pursuant to the agreement, FLIC agreed to transfer and Merrill Lynch Life agreed to assume on an assumption reinsurance basis all of FLIC's obligations and liabilities under certain of the Contracts to the maximum extent permitted by law. To reflect its assumption of the FLIC Contracts, Merrill Lynch Life will issue a certificate of assumption to the owners of the FLIC Contracts informing them of Merrill Lynch Life's assumption of FLIC's liabilities under the Contract and of the change in the components of the charges against separate account assets.

At such time as a Contract is assumption reinsured, assets held in FLIC's Merrill Lynch Variable Annuity Account equal to the contract liabilities attributable to the variable portion of the Contract will be transferred to the Variable Account. Thereafter, the contract owner will deal directly with Merrill Lynch Life and future premiums will be forwarded directly to Merrill Lynch Life. The assumption reinsurance of the FLIC Contracts will not change the number of accumulation or annuity units credited under the Contracts or the value of such units, which will continue to be affected only by the investment performance of the Funds. Contract values will be the same as they would have been had the assumption reinsurance transaction not occurred, and there will be no adverse tax consequences to a contract owner as a result of the assumption reinsurance of his or her Contract.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

ELIGIBLE FUNDS

Premiums will be allocated among one or more subaccounts for investment at net asset value in shares of the Funds selected by the contract owner. No fee, penalty or other charge will be imposed. To reduce Merrill Lynch Life's market risk for cancellations during the TEN DAY RIGHT TO REVIEW described on page 27, all premiums allocable to the Variable Account will be allocated to the Reserve Assets Fund subaccount for the first 14 days following the date of issue. Thereafter, the contract owner's interest in the Variable Account will be reallocated to the subaccounts selected by the contract owner. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Therefore, Pennsylvania contract owners will bear the market risk during the right to review period. Merrill Lynch Life may make additions to or deletions from the list of eligible Funds as permitted by law. (See SUBSTITUTION OF INVESTMENTS on page 19.) The contract owner may transfer all or part of his or her contract value from one subaccount to another, except no transfer may be made within 30 days of the date of issue. Transfers must be at least 30 days apart.

The Variable Account purchases Class A shares of the Funds. Each Fund is a separate investment portfolio of Merrill Lynch Variable Series Funds, Inc., an open-end management investment company registered with the Securities and Exchange Commission. Shares of the Merrill Lynch Variable Series Funds, Inc. are currently sold to Merrill Lynch Life, ML Life Insurance Company of New York, and insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under certain variable annuity and variable life insurance contracts.

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more subaccounts of the Variable Account or substitute a new subaccount. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners.

Each Fund receives investment advice from Merrill Lynch Asset Management, L.P. ("MLAM") which is paid fees by the Funds for its services. The fees charged to each of the Funds are set forth in the summary of investment objectives below. MLAM is a worldwide mutual fund leader, and together with its affiliate Fund Asset Management, L.P. had a total of $460 billion in investment company and other portfolio assets under management as of January 1998, including selected accounts of certain affiliates of MLAM. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), an affiliate of Merrill Lynch Life, with respect to administration services for the Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM attributable to contracts issued by Merrill Lynch Life.

A summary of investment objectives and certain investment policies of each Fund follows. There is no guarantee that any Fund will meet its investment objective. Meeting the objectives depends upon how well the Funds' management anticipates changing economic conditions. More detailed information, including the risks associated with each Fund (including any risks associated with investment in the High Current Income Fund) and deductions from and expenses paid out of the assets of the Funds, may be found in the current prospectus for the Merrill Lynch Variable Series Funds, Inc. which is in the back of this booklet. Both prospectuses should be read in full for a complete evaluation of the Contract. As described in the current prospectus for the Merrill Lynch Variable Series Funds, Inc., many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

Reserve Assets Fund

The Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

Prime Bond Fund

The Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds in the top three ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Rating Group. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of the combined average daily net assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Funds.

High Current Income Fund

The Fund seeks to obtain the highest level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Funds.

Quality Equity Fund

The Fund seeks to achieve the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives from the Fund an advisory fee at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $250 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.

Special Value Focus Fund (formerly the Equity Growth Fund)

The Fund seeks long-term growth of capital by investing primarily in common stocks, of relatively small companies that management of the Fund believes have special investment value and emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.

Global Strategy Focus Fund

This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far

East and Latin America. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

Natural Resources Focus Fund

The Fund seeks to achieve long-term growth of capital and protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives from the Fund an advisory fee at the annual rate of 0.65% of the average daily net assets of the Fund.

Merrill Lynch Life and Merrill Lynch Life Variable Annuity Separate Account reserve the right to suspend the sale of units of the Natural Resources subaccount in response to conditions in the securities markets or otherwise.

American Balanced Fund

The Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives from the Fund an advisory fee at the annual rate of 0.55% of the average daily net assets of the Fund.

Index 500 Fund

This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives from the Fund an advisory fee at an annual rate of 0.30% of the Fund's average daily net assets.

International Equity Focus Fund

This Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. MLAM receives from the Fund an advisory fee at the annual rate of 0.75% of the average daily net assets of the Fund.

Basic Value Focus Fund

This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives from the Fund an advisory fee at the annual rate of 0.60% of the average daily net assets of the Fund.

Global Growth Focus Fund

This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. MLAM receives from the Fund an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

Effective following the close of business on June 5, 1998, this Fund will become available for allocations of premiums and contract value.

REINVESTMENT

Fund distributions to the Variable Account are automatically reinvested in additional Fund shares at net asset value.

SUBSTITUTION OF INVESTMENTS

Merrill Lynch Life may at its discretion substitute a different mutual fund for any of the Funds shown on the Schedule page of a contract owner's Contract. Substitution may be made with respect to both existing investments and the investment of future premiums. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Contract owners will be notified of any substitutions. Merrill Lynch Life may also add other Funds as eligible investments of the Variable Account.

                             CHARGES AND DEDUCTIONS

Merrill Lynch Life deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the contingent deferred sales charge and distribution expense charge may not fully cover all of the sales and distribution expenses actually incurred by Merrill Lynch Life, and proceeds from other charges, including the mortality risk and expense risk charges, may be used in part to cover such expenses.

CONTINGENT DEFERRED SALES CHARGE

Merrill Lynch Life does not make any deductions from premiums paid at the time of purchase. The contingent deferred sales charge, when applicable, permits Merrill Lynch Life to recover a portion of the expenses relating to the sale of the Contract, including commissions, preparation of sales literature and other promotional activity.

The contingent deferred sales charge is imposed at withdrawal of all or part of the contract value. It will be the lesser of (a) 5% of the sum of the premiums paid within 7 years prior to the date of withdrawal, adjusted for any prior withdrawals, or (b) 5% of the amount withdrawn. The cumulative sum of all contingent deferred sales charges made within 7 years prior to the date of withdrawal will never be more than 5% of the sum of all premiums paid during the same period. No charge will be made for such part of the first withdrawal in a contract year as does not exceed 10% of the sum of premiums paid prior to the date of withdrawal. Withdrawals will be deemed made first from premiums on a first-in, first-out basis and then from any gain. Under no circumstances will the cumulative sum of the contingent deferred sales charges ever exceed 5% of total premiums. No charge will be imposed on any payment made due to death of the annuitant or contract owner. (See PAYMENT ON DEATH on page 23.)

The contingent deferred sales charge may be reduced when sales of Contracts are made to a trustee, employer or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if such program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of premiums and other relevant factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any contract owner. (See ACCUMULATION UNITS on page 22 for a discussion of the effect the deduction of this charge may have on the number of accumulation units credited to the Contract.)

Merrill Lynch Life's sales expenses relating to all Contracts will initially be provided for out of Merrill Lynch Life's surplus. Any contingent deferred sales charge imposed at withdrawal from a Contract is expected to recover only a portion of the sales expenses relating to that Contract. Other sales expenses will be recovered through the distribution expense charge described below. Sales expenses not recovered through the contingent deferred sales charge and the distribution expense charge will be recovered from profits derived primarily from the mortality risk charge and expense risk charge described below.

CONTRACT ADMINISTRATION CHARGE

Merrill Lynch Life imposes a contract administration charge of $30 per contract year for administration of the Contracts. It is deducted from the contract value on each contract anniversary on or prior to the annuity date and at full withdrawal if made other than on a contract anniversary. Such administration includes issuing Contracts, maintenance of contract owner records, accounting, valuation, regulatory compliance and reporting. Even though Merrill Lynch Life's expenses may increase, the amount of the charge will not change. (See ACCUMULATION UNITS on page 22 for a discussion of the effect the deduction of this charge may have on the number of accumulation units credited to the Contract.)

WAIVER OF CHARGES

When permitted by the laws of the state in which the Contract is issued, the contingent deferred sales charge and the contract administration charge will be waived under a Contract issued by a trustee, employer or similar party pursuant to a retirement plan or similar arrangement for the benefit of a group of individuals where the initial premium is in the amount of $500,000 or more. As a condition to the waiver, the contract owner must agree to a Contract endorsement prohibiting the allocation of premiums and the transfer of contract values to the Fixed Account.

EXPENSE RISK CHARGE

Merrill Lynch Life guarantees that the contract administration charge will not increase, regardless of its actual expenses. To compensate for assuming this expense risk, Merrill Lynch Life deducts an expense risk charge from the Variable Account.

The charge is computed and deducted on a daily basis from each subaccount. For nonqualified Contracts, on an annual basis it equals 0.5% of the daily net asset value of the Variable Account. For qualified Contracts, the rate is 0.2% of the daily net asset value of the Variable Account. If the expense risk charge is insufficient to cover the actual cost of the expense risk, Merrill Lynch Life will bear the loss. Conversely, if it is more than sufficient, the excess will be part of Merrill Lynch Life's profit. The rate of the expense risk charge will not change.

MORTALITY RISK CHARGE

Although variable annuity payments will vary according to the performance of the investments selected by the contract owner, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Merrill Lynch Life assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. Merrill Lynch Life also guarantees a minimum payment on death of the annuitant or contract owner prior to the annuity date. (See PAYMENT ON DEATH on page 23.) As compensation for assuming these mortality risks, Merrill Lynch Life deducts a mortality risk charge from the Variable Account.

This charge is computed and deducted on a daily basis from each subaccount, but on an annual basis it equals 0.75% of the daily net asset value of the Variable Account. If the amount is insufficient to cover the actual cost of the mortality risk, Merrill Lynch Life bears the loss. Conversely, if the amount proves more than sufficient, as anticipated, the excess will be part of Merrill Lynch Life's profit. The amount of the mortality risk charge will not change.

DISTRIBUTION EXPENSE CHARGE

Merrill Lynch Life anticipates that the cost of distributing the Contracts will exceed the amounts it receives from deferred sales charges. Merrill Lynch Life deducts a distribution expense charge from the Variable Account to compensate for some of the distribution costs it incurs in connection with the Contracts.

The distribution expense charge is computed and deducted on a daily basis from each subaccount, but on an annual basis it equals 0.05% of the daily net asset value of the Variable Account.

PAYMENTS OF CHARGES AND DEDUCTIONS

The expense risk charge, the mortality risk charge and the distribution expense charge will be computed and deducted from each subaccount of the Variable Account for each day the Contract is in force. The contract administration charge and the contingent deferred sales charge will be deducted from the Fixed Account and from each subaccount of the Variable Account in the ratio of each contract owner's interest in each to his or her contract value.

PREMIUM TAXES

Various jurisdictions impose a premium tax on annuity purchase payments received by insurance companies. Other jurisdictions impose a premium tax on the contract value on the annuity date. These taxes will be paid by Merrill Lynch Life when due. The dollar amount of any premium tax will be deducted from the contract value at the annuity date. (See ACCUMULATION UNITS on page 22 for a discussion of the effect the deduction of this charge may have on the number of accumulation units credited to the Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, Merrill Lynch Life will also deduct a charge for these taxes on any withdrawal, surrender or death benefit effected under the Contract. Premium taxes currently range from 0% to 5%.

Premium tax rates are subject to change by law, administrative interpretations or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, Merrill Lynch Life's status within that state and the premium tax laws of that state.

FUND EXPENSES

Merrill Lynch Variable Series Funds, Inc., in calculating the net asset values of the Funds, deducts advisory fees and operating expenses from the assets of each Fund. Information about those fees and expenses can be found in the attached prospectus for the Funds and in its Statement of Additional Information.

                          DESCRIPTION OF THE CONTRACT

PREMIUMS

The minimum initial premium for nonqualified Contracts is $1,500. For qualified Contracts it is $10. The minimum subsequent premium for nonqualified Contracts is $300 ($50 in Tennessee) and for qualified Contracts it is the same as for the initial premium. Subsequent premiums may be paid at any time without prior notice to Merrill Lynch Life. Merrill Lynch Life's consent for subsequent premiums is required only for Tax-Sheltered Annuities where there has been a prior withdrawal from the Contract. The Contract will not be in default even if no subsequent premiums are paid.

Application for a Contract or acceptance of the first premium is subject to Merrill Lynch Life's underwriting rules for such transactions. Merrill Lynch Life reserves the right to reject any application. A properly completed application that is accompanied by the first premium and all information necessary for the processing of the application will normally be accepted within 2 business days. If an application is not completed properly and therefore, cannot be processed, and necessary information is not obtained within 5 business days, Merrill Lynch Life will offer to return the premium.

ACCUMULATION PROVISIONS

Accumulation Units

Premiums are allocated to the subaccounts in accordance with the contract owner's selection, except during the first 14 days following the date of issue of the Contract when premiums directed to the Variable Account will be allocated to the Reserve Assets Fund subaccount. (See discussion under ELIGIBLE FUNDS on page 15.) At the end of the 14-day period, contract values will be reallocated to each subaccount selected. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. Upon allocation, premiums are converted into accumulation units for that subaccount. The number of accumulation units is determined by dividing the amount allocated by the value of an accumulation unit for the valuation period in which the premium is received at Merrill Lynch Life's Service Center or, in the case of the first premium, is accepted by Merrill Lynch Life. The number of accumulation units will not change as a result of investment experience. However, accumulation units will be canceled in connection with any withdrawal or transfer from a subaccount, the assessment of all or a portion of the contract administration charge, contingent deferred sales charge or premium taxes against the subaccount, or upon the payment of a death benefit or commencement of annuity payments.

Value of an Accumulation Unit

For each subaccount, the value of an accumulation unit was set at the value of the corresponding unit of the Merrill Lynch Variable Annuity Account of FLIC as of the date of the first transfer of assets and liabilities pursuant to the assumption reinsurance agreement between FLIC and Merrill Lynch Life described on page 15. The value of an accumulation unit may increase or decrease from one valuation period to the next. The value for any valuation period is determined by multiplying the value of an accumulation unit for the last prior valuation period by the net investment factor for that subaccount for the current valuation period. It reflects the investment performance and expenses of the Funds and the deduction of the daily expense, mortality and distribution charges.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by
(b) and subtracting (c):

     Where (a) is:

        The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period;

               Plus

        The per-share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs in the valuation period.

     Where (b) is:

        The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period.

     Where (c) is:

        The sum of the daily expense risk charge, the daily mortality risk charge and the daily distribution expense charge. (See CHARGES AND DEDUCTIONS on page 19.) For nonqualified Contracts, on an annual basis the amount of such charges equals 1.3% of the daily net asset value of the Variable Account. For qualified Contracts, the amount equals 1.0% of the daily net asset value of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Merrill Lynch Life may adjust the net investment factor to make provisions for any change in the law that requires it to pay tax on capital gains in the Variable Account. (See FEDERAL INCOME TAXES on page 27.)

Valuation Periods

A valuation period is the interval from one valuation day of a Fund to the next valuation day, measured from the time each day the Fund is valued.

THE FIXED ACCOUNT

In addition to providing for the allocation of premiums to the subaccounts of the Variable Account, the Contract also provides for allocation of premiums and transfer of contract values to the Fixed Account, which accumulate at a guaranteed interest rate and become part of Merrill Lynch Life's general account. In the case of certain qualified contracts, loans also may be taken based on Fixed Account contract values. (See TAX-SHELTERED ANNUITIES on page 32.) The interests of contract owners arising from the allocation of premiums or the transfer of contract values to the Fixed Account are not registered under the Securities Act of 1933. Merrill Lynch Life's general account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, the Fixed Account contract values are not subject to the provisions that would apply if registration under such acts were required.

Merrill Lynch Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

PAYMENT ON DEATH

If either the annuitant or the contract owner dies prior to the annuity date, Merrill Lynch Life will pay to the beneficiary, upon receipt of due proof of death, the greater of (a) the sum of all premiums (adjusted for any withdrawals) or (b) the contract value for the valuation period in which such proof is received at Merrill Lynch Life's Service Center.

An annuitant's beneficiary may choose a lump sum or payment under any of the annuity options of the Contract. A contract owner's beneficiary may receive payment only as follows:

A surviving spouse of a deceased contract owner may choose a lump sum or payment under any of the annuity options of the Contract. If the surviving spouse of the deceased contract owner is both the contract owner's beneficiary and a contingent owner (if a contingent owner has been named), he or she may choose to continue the Contract in force after the contract owner's death. A contract owner's beneficiary who is not the surviving spouse of the deceased contract owner may choose (a) a lump sum, which must be paid within five years of the contract owner's death, (b) a life annuity option without guaranteed payments, or (c) a life annuity option with guaranteed payments or a fixed period annuity option where the period required for full distribution of the payments guaranteed does not exceed the life expectancy of the contract owner's beneficiary. Payment under (b) or (c), above, must start within one year of the contract owner's death.

If all or part of a lump sum payment to a contract owner's beneficiary or annuitant's beneficiary is used within 30 days as the premium for a new Contract issued to the beneficiary, then the new Contract will be deemed a continuation of the old Contract in computing withdrawal charges under the new Contract. For tax consequences of lump sum payment, see TAXATION OF ANNUITIES on page 28.

If either the annuitant or the contract owner dies after the annuity date, any guaranteed amounts remaining unpaid will continue to be paid pursuant to the annuity option in force at the date of death, unless the beneficiary chooses to receive the present value of the remaining guaranteed payments in a lump sum. (See ANNUITY PROVISIONS on page 25.)

BENEFICIARY

The beneficiary is named in the application. If the contract owner is not the annuitant, there may be one beneficiary to receive payment on the annuitant's death and a different beneficiary to receive payment on the contract owner's death. Unless the beneficiary has been irrevocably designated, the beneficiary may be changed during the lifetime of the annuitant or contract owner, as the case may be. The estate or heirs of a beneficiary who dies before payment is due have no rights under the Contract. If no beneficiary survives when payment is due, payment will be made to the contract owner or to the contract owner's estate.

OWNERSHIP

The contract owner is the person entitled to exercise all rights under the Contract. The annuitant is the contract owner unless otherwise designated in the application or by endorsement. Only a contract owner who is not also the annuitant may designate a contingent owner; however, a contract owner who is also the annuitant may name his or her spouse as a contingent owner. A contingent owner is the person who is to become contract owner at the death of the prior contract owner if the Contract continues in force after the death of the prior contract owner. Ownership of the Contract may be transferred to a new contract owner. Such a transfer of ownership cancels any designation of contingent owner, but does not affect a designation of beneficiary. If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred, unless permitted by law. A collateral assignment does not change contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary. Contract owners should consult a competent tax advisor before making any such designations, transfers or assignments.

ACCOUNT TRANSFERS

The contract owner may transfer all or part of the contract value among the Fixed Account and the subaccounts of the Variable Account, subject to the following restrictions. No transfer may be made from one subaccount of the Variable Account to another within 30 days of the date of issue or within 30 days of a prior transfer. A transfer from the Fixed Account to any subaccount of the Variable Account may not be made within six months of the date of issue or within six months of the date of any prior transfer to the Fixed Account except for one transfer from the Fixed Account to one or more subaccounts of the Variable Account in January of each year. Transfers from the Variable Account to the Fixed Account must be at least 30 days apart. No transfers may be made between the Fixed Account and the Variable Account after the annuity date.

For Contracts issued prior to April 30, 1986 and reinsured by Merrill Lynch Life, see the Appendix on page 37 for special provisions. Contract owners may make transfer requests in writing or by telephone, once Merrill Lynch Life receives proper telephone transfer authorization. Transfer requests may also be made through a Merrill Lynch Financial Consultant, once Merrill Lynch Life receives proper authorization. Transfers will take effect as of the end of the valuation period on the date the request is received at Merrill Lynch Life's Service Center. Telephone transfer requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day.

WITHDRAWALS

The contract owner may withdraw all or part of the contract value, less any charges. For full withdrawal, the election must be accompanied by the Contract. The election must be received by Merrill Lynch Life prior to the earlier of the annuity date or the death of the annuitant. Under certain qualified plans, the consent of the contract owner's spouse may be required.

On receipt of such an election, Merrill Lynch Life will cancel the number of accumulation units necessary to equal the dollar amount of the withdrawal plus any applicable contingent deferred sales charge or contract administration charge. (See CHARGES AND DEDUCTIONS on page 19.) Unless otherwise requested, partial withdrawals will be deducted from the Fixed Account and subaccounts of the Variable Account in which the contract owner has an interest in the ratio of his or her interest therein to the total contract value. Withdrawals and related charges will be based on values for the valuation period in which the election (and the Contract, if required) are received at Merrill Lynch Life's Service Center. A withdrawal may be effected by telephone, once a proper authorization form is submitted to Merrill Lynch Life's Service Center, if the amount withdrawn is to be paid into a Merrill Lynch, Pierce, Fenner & Smith Incorporated brokerage account.

Otherwise, a withdrawal request must be submitted by the contract owner in writing to Merrill Lynch Life's Service Center. Telephone withdrawal requests received after 4:00 p.m. (ET) will be deemed to have been received the following business day. A partial withdrawal must be at least $500, and the remaining contract value must be at least $500; otherwise, the partial withdrawal will not be permitted. Payment of withdrawals may be deferred (see SUSPENSION OF PAYMENTS below and FEDERAL INCOME TAXES on page 27), and withdrawals under Tax-Sheltered Annuities are restricted (see TAX-SHELTERED ANNUITIES on page 32). Withdrawals will decrease the contract value. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See TAXATION OF ANNUITIES on page 28.)

SUSPENSION OF PAYMENTS

Payment of withdrawals will normally be made within 7 days. However, Merrill Lynch Life reserves the right to defer any withdrawal payment or transfer of values if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted by the Securities and Exchange Commission; (c) the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of security holders.

ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments that are not predetermined as to dollar amount. Payments will vary according to the investment results of the applicable subaccount. Annuity payments will be made to the contract owner unless he or she specifies otherwise in writing. The contract owner may or may not be the annuitant. The choice is made by the contract owner in the application.

Selection of Annuity Date and Annuity Options

The contract owner may select the annuity date and an annuity option in the application. If the contract owner does not do so, the annuity date will be the first day of the next month after the annuitant's 75th birthday and the annuity option will be a life annuity with a 10 year guarantee. The annuity date may not be later than the first day of the next month after the annuitant's 85th birthday. (For qualified Contracts, the annuity date generally may not be later than April 1 of the calendar year after the calendar year in which the annuitant attains age 70 1/2.)

Change of Annuity Date or Annuity Option

The contract owner may change the annuity date or the annuity option by telephone or written notice received at Merrill Lynch Life's Service Center at least 30 days prior to the current annuity date.

Annuity Options

The contract owner may select any one of the following variable annuity options or any other option satisfactory to the contract owner and Merrill Lynch Life.

- PAYMENTS FOR A FIXED PERIOD -- Payments will be made for the period chosen. The period must be at least 5 years. With respect to the Variable Account only, this option is not available until 3 years after the last premium payment is made for this Contract, and the contract owner may at any time choose to receive in a lump sum the present value of the remaining payments commuted at 4% interest. Such lump sum payment will be considered a withdrawal that may be subject to the contingent deferred sales charge. (See WITHDRAWALS on page 24.) The contingent deferred sales charge does not apply to any other variable annuity option. The mortality risk charge will continue to be deducted under this option, as other options, even though under this option Merrill Lynch Life assumes no mortality risk.

- *LIFE ANNUITY -- Payments will be made for the life of the annuitant. Payments will cease with the last payment due prior to the annuitant's death.

- *JOINT AND SURVIVOR LIFE ANNUITY -- Payments will be made during the lifetimes of the annuitant and a designated second person. Payments will continue as long as either is living.

- LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS -- Payments will be made for the life of the annuitant. A guaranteed payment period of either 10 or 20 years may be selected. If the annuitant dies during the guaranteed period, the beneficiary may elect to receive in a lump sum the present value of the remaining guaranteed payments computed at the interest rate in effect when annuity payments began.

*These options are life annuities. It is possible under these options for a payee to receive only one annuity payment if the annuitant (or the annuitant and a designated second person) dies after the first payment, or to receive only two annuity payments if the annuitant (or the annuitant and a designated second person) dies after the second payment, and so on.

Minimum Annuity Payments

Annuity payments will be made monthly. The contract owner may elect quarterly, semi-annual or annual payments, in which case the calculation of the periodic annuity payments will be based on the monthly amount, adjusted by a factor that takes into account the longer interval between payments. If any payment would be less than $50 Merrill Lynch Life may change the frequency so payments are at least $50 each. If the net contract value to be applied at the annuity date is less than $5,000 ($3,500 for qualified Contracts), Merrill Lynch Life may elect to pay such amount in a lump sum. For tax consequences of a lump sum payment, see TAXATION OF ANNUITIES on page 28.

First Variable Annuity Payment

The dollar amount of the first monthly variable annuity payment will be determined by applying the contract owner's interest in the Variable Account, less any premium taxes, to the annuity table for the annuity option chosen. The annuity tables are in the Contract. The tables are based on the 1983 Table "a" for Individual Annuity Valuation with interest at 4% and the annuitant's age set back one year.

Age Adjustment

The Contract contains a formula for adjusting the age of the annuitant based on the annuity date for purposes of determining the dollar amount of the first monthly annuity payment for each $1,000 applied under an annuity option. If the annuity date is between the years 1990 and 1999, the annuitant's age is reduced one year. For each decade thereafter, the annuitant's age is reduced one additional year. The maximum age adjustment is five years.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. It may be advantageous, therefore, for the contract owner to designate an annuity date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, annuity payment rates for an annuitant with an annuity date in the year 2000 will be the same as those for the year 1999, even though the annuitant is one year older, because the new decade results in the annuitant's age being reduced by an additional year.

Number of Annuity Units

The number of Annuity Units for each applicable subaccount is the amount of the first monthly annuity payment attributable to that subaccount divided by the value of an annuity unit for that subaccount as of the annuity date. The amount of the first payment attributable to a subaccount is based on the ratio of each contract owner's interest in that subaccount at the annuity date to his or her interest in all subaccounts. The number will not change as a result of investment experience.

Value of Each Annuity Unit

For each subaccount the value of an annuity unit was set at the value of the corresponding unit of the Merrill Lynch Variable Annuity Account of FLIC as of the date of the first transfer of assets and liabilities pursuant to the assumption reinsurance agreement between FLIC and Merrill Lynch Life described on page 15. The value may increase or decrease from one valuation period to the next. For any valuation period, the value of an annuity unit for a particular subaccount is the value of an annuity unit for that subaccount for the last prior valuation period multiplied by the net investment factor for that subaccount for the current valuation period. The result is then multiplied by a factor to neutralize the assumed investment rate of 4% built into the annuity tables.

Subsequent Variable Annuity Payments

Subsequent variable annuity payments will vary in amount according to the investment performance of the applicable subaccounts within the Variable Account. The amount of subsequent annuity payments, which may change from month to month, is equal to the number of annuity units for each subaccount chosen multiplied by the value of an annuity unit for such subaccount for the valuation period in which payment is due. Merrill Lynch Life guarantees that the amount of each subsequent annuity payment will not be affected by variations in expenses or mortality experience.

Assumed Investment Rate

A 4% assumed investment rate is built into the annuity tables in the Contract. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% annually, annuity payments will be level.

Proof of Age, Sex and Survival

Merrill Lynch Life may require proof of age, sex or survival of any person upon whose continuation of life annuity payments depend.

NOTICES AND ELECTIONS

Generally, all notices and elections under the Contract must be in writing, signed by the proper party and must be received at Merrill Lynch Life's Service Center to be effective. However, reallocations, account transfers, withdrawals, and changes of annuity date or annuity option may be made in writing or by telephone, once Merrill Lynch Life receives proper telephone transfer authorization. Merrill Lynch Life is not responsible for their validity. If acceptable to Merrill Lynch Life, notices or elections relating to beneficiaries and ownership will take effect as of the date such a request is signed unless Merrill Lynch Life has already acted in reliance on the prior status.

AMENDMENT OF CONTRACT

At any time Merrill Lynch Life may amend the Contract as required to make it conform with any law, regulation or ruling issued by any government agency to which the Contract is subject.

TEN DAY RIGHT TO REVIEW

When the owner receives the Contract, it should be reviewed carefully to make sure it is what the contract owner intended to purchase. Generally, within 10 days after the contract owner receives the Contract, it may be returned for a refund. Some states allow a longer period of time to return the Contract. The Contract must be delivered to Merrill Lynch Life's Service Center or to the Financial Consultant who sold it for a refund to be made. Merrill Lynch Life will then refund to the contract owner the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For Contracts issued in the Commonwealth of Pennsylvania, Merrill Lynch Life will refund the contract owner's premiums allocated to the Fixed Account plus the value of the contract owner's interest in the Variable Account as of the date the Contract is returned. The Contract will then be deemed void.

                              FEDERAL INCOME TAXES

INTRODUCTION

The Contracts are designed for use in connection with retirement plans that may or may not be qualified plans under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on contract value, on annuity payments and on the economic benefit to the contract owner, annuitant or beneficiary depends on the type of retirement plan for which the Contract is purchased, on whether the investments of the Variable Account meet Internal Revenue Service diversification standards (discussed on page 30) and on the tax and employment status of the individual concerned. The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. This discussion is based on Merrill Lynch Life's understanding of current federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of current federal income tax laws or of the current interpretations by the Internal Revenue Service. MERRILL LYNCH LIFE DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

MERRILL LYNCH LIFE'S TAX STATUS

Merrill Lynch Life is taxed as a life insurance company under the Internal Revenue Code. The Variable Account is not a separate entity, and for tax purposes its operations are a part of Merrill Lynch Life's. Therefore, Merrill Lynch Life will be liable for any taxes attributable to the Variable Account. (See THE VARIABLE ACCOUNT on page 14.)

Under existing federal income tax law, although investment income of the Variable Account is includible in Merrill Lynch Life's gross income, no income tax on such income is payable by Merrill Lynch Life. Merrill Lynch Life reserves the right, however, to deduct from the Variable Account any such taxes imposed in the future.

TAXATION OF ANNUITIES

In General

Section 72 of the Internal Revenue Code governs taxation of annuities in general. With respect to contracts held by natural persons, no taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. Additionally, certain transfers of a Contract for less than adequate consideration, such as a gift, will trigger tax on the excess of the net contract value over the contract owner's investment in the Contract.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract to provide that (a) if any contract owner dies on or after the annuity commencement date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The contract owner's "designated beneficiary" (referred to herein as the "Owner's Beneficiary") is the person designated by such contract owner as a beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the contract owner's "designated beneficiary" is the surviving spouse of the contract owner, the Contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Merrill Lynch Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to qualified contracts.

Non-natural Owners

Nonqualified contracts held by other than a natural person generally are not treated as annuities, and the contract owner generally must include in income any increase in the excess of the contract value over the contract owner's investment in the contract. This is not applicable to trusts or other entities acting as an agent for a natural person, and there are certain other exceptions to this rule. Prospective contract owners who are not natural persons should consult a competent tax advisor.

Distributions

The taxable portion of annuity payments is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. After such time as the sum of the nontaxable portion of annuity payments received equals the sum of premium payments (adjusted for any withdrawals or outstanding loans), all subsequent annuity payments are fully taxable as ordinary income.

With respect to nonqualified plans, partial withdrawals of contract value are treated as taxable income to the extent that the contract value just before the withdrawal exceeds the investment in the contract. In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan. The assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract shall be treated as a withdrawal subject to this rule. Full withdrawals are treated as taxable income to the extent that the net contract value withdrawn exceeds the investment in the contract. Amounts may be distributed from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

For both withdrawals and annuity payments under some types of qualified plans, there may be no investment in the contract within the meaning of Section 72 of the Internal Revenue Code, and the total amount received may be taxable.

Contract owners, annuitants and beneficiaries should seek competent financial advice about the tax consequences of distributions under the retirement plan in connection with which the Contracts are purchased.

Multiple Annuity Contracts

All nonqualified annuity contracts entered into after October 21, 1988 that are issued by Merrill Lynch Life (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Internal Revenue Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Penalty Tax

A penalty tax is imposed equal to 10% of the taxable income portion of a withdrawal. The penalty tax applies to both nonqualified and qualified contracts, with different exceptions for each. The exceptions applicable to both nonqualified and qualified contracts include, but are not limited to: (a) distributions made at or after the contract owner's age 59 1/2, (b) distributions made on or after the contract owner's death, (c) distributions attributable to the contract owner's disability, and (d) substantially equal periodic payments for the contract owner's life or life expectancy (or joint life or joint life expectancy of the contract owner and a second person). There is an additional exception for distributions under an immediate annuity contract applicable to nonqualified contracts and Section 457 plans. There is also an exception unique to qualified contracts (not applicable to Individual Retirement Annuities and Accounts) for distributions made to an employee after separation from service after age 55. (For the tax treatment of any premiums paid prior to August 14, 1982, consult a tax advisor.)

INTERNAL REVENUE SERVICE DIVERSIFICATION STANDARDS

The Internal Revenue Service has published regulations prescribing diversification standards to be met by nonqualified variable annuity contracts as a condition to being taxed as annuities under Section 72 of the Internal Revenue Code. The standards provide that investments of a subaccount of the Variable Account are adequately diversified if no more than (a) 55% of the value of its assets is represented by any one investment, (b) 70% is represented by any two investments, (c) 80% is represented by any three investments, and (d) 90% is represented by any four investments. Each Fund is obligated to comply with the diversification standards imposed by the Internal Revenue Service.

The Treasury Department has announced that the diversification regulations do not provide guidance concerning the extent to which contract owners may direct their investments to particular subaccounts of a separate account. Such guidance will be included in regulations or Revenue Rulings under Section 817(d) of the Internal Revenue Code relating to the definition of a variable contract. It is unknown what standards will be adopted in such regulations. Merrill Lynch Life, however, believes that according to current law the Contract will be treated as an annuity for federal income tax purposes and that the Company, not the contract owner, will be treated as the owner of the contract investments.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating premium payments and account values. These differences could result in the owner being treated as the owner of the assets of the Variable Account. Merrill Lynch Life reserves the right to modify the Contract as necessary to prevent the contract owner from being considered the owner of the assets of the Variable Account for federal tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of the Contract, the designation of an annuitant who is not also the owner, or the exchange of the Contract (or this Contract along with one or more other annuity contracts) for one or more new annuity contracts may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

Merrill Lynch Life does not make any guarantee regarding the tax status of the Contract or any transaction regarding the Contract. As noted above, the foregoing discussion of the income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified plans. Contract owners, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans in connection with which Merrill Lynch Life will issue a Contract. When issued in connection with qualified plans, a Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code.

For qualified plans under Sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2.

Individual Retirement Annuities and Individual Retirement Accounts

Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereafter referred to as "IRA"). IRAs are subject to limits on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke the Contract within 7 days of the earlier of the establishment of the IRA or the purchase of the Contract. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the contract owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Simplified Employee Pension (SEP) IRAs

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs

Beginning January 1, 1997, certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs

The Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Internal Revenue Code permit corporate employers to establish various types of retirement plans for employees. These plans are limited by law as to maximum permissible contributions, distribution dates, nonforfeitability of interest and tax rates applicable to distributions. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contracts in connection with such plans should seek competent advice.

Tax-Sheltered Annuities

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Premiums excluded from gross income will be subject to FICA taxes. Purchasers using the Contracts as a Tax-Sheltered Annuity should seek competent advice as to eligibility, limitations on permissible amounts or premiums, and restrictions and tax consequences on distribution. The restrictions on distributions include a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless made:

(a) After the contract owner attains age 59 1/2;

(b) Upon separation from service;

(c) Upon death or disability, or

(d) For an amount not greater than the total of such contributions in the case of hardship.

The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions that are held as of December 31, 1988. In addition, income attributable to employee contributions may not be distributed in the case of hardship. These restrictions do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.

     Owners of Tax-Sheltered Annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under section 403(b) may be adversely affected. In addition, if the section 403(b) plan is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), a Contract loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The Owner of a Tax-Sheltered Annuity should seek competent advice before requesting a Contract loan and concerning the use of the Contract in connection with a Section 403(b) plan.

Section 457 Deferred Compensation ("Section 457") Plans

Under Section 457 of the Internal Revenue Code, employees and independent contractors who perform services for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and certain tax-exempt employers may participate in a Section 457 plan of their employer allowing them to defer part of their salary or other compensation. The amount deferred and any income on such amount will not be taxable until paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457 plan in any tax year is ordinarily one-third of the employee's includible compensation, up to $7,500. Includible compensation means earnings for services rendered to the employer which is includible in the employee's gross income, but excluding any contributions under the Section 457 plan or a Tax-Sheltered Annuity. During the last three years before an individual attains normal retirement age additional "catch-up" deferrals are permitted.

The deferred amounts will be used by the employer to purchase the Contracts. For a non-governmental plan, the Contracts will be owned by the employer and generally will be subject to the claims of the employer's creditors and the employee has no rights or vested interest in the Contract. The employee is only entitled to payment in accordance with the Section 457 plan provisions, and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Present federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in certain limited cases.

Withholding

Distributions from Contracts generally are subject to withholding for the contract owner's federal income tax liability. The withholding rate varies according to the type of distribution and the contract owner's tax status. The contract owner generally will be provided the opportunity to elect to not have tax withheld from distributions.

"Eligible rollover distributions" from Section 401(a) plans and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

                         VARIABLE ACCOUNT VOTING RIGHTS

In accordance with its view of present applicable law, Merrill Lynch Life will vote the shares of the Funds held in the Variable Account at any special meetings of the shareholders of the Funds according to instructions received from persons having a voting interest in the Variable Account. Merrill Lynch Life will vote shares attributable to Contracts for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective subaccounts for which instructions are received. If, however, the Investment Company Act of 1940 should be amended, or if the present interpretation thereof should change, and as a result Merrill Lynch Life determines that it is permitted to vote the shares of the Funds in its own right, Merrill Lynch Life may elect to do so.

The person having the voting interest under a Contract is the contract owner. Prior to the annuity date, the number of shares of each Fund for which voting instructions may be given by a contract owner is determined by dividing the contract owner's interest in the applicable subaccount by the net asset value per share of that Fund. After the annuity date, the number of shares of each Fund for which voting instruction may be given is determined by dividing the reserve for such Contract allocated to the applicable subaccount by the net asset value per share of that Fund. The votes attributable to such a Contract will decrease as the reserves underlying the Contract decrease.

The number of Fund shares for which voting instructions may be given will be determined as of a date to be chosen by Merrill Lynch Life, not more than 90 days prior to the meeting of the Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Funds in which he or she has an interest, including proxy material and a form with which to give voting instructions.

                           REPORTS TO CONTRACT OWNERS

Merrill Lynch Life will mail to each contract owner at his or her last address on record at least annually prior to the annuity date a report containing such information as may be required by any applicable law or regulation and a statement showing the current number of accumulation units attributable to the Contract, the value per accumulation unit, the value of his or her interest in the Variable Account and the total contract value.

                           DISTRIBUTION OF CONTRACTS

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). MLPF&S' principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281.

Contracts are sold by registered representatives (Financial Consultants) of MLPF&S who are also licensed through various Merrill Lynch Life Agencies ("MLLA") as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with MLPF&S and a companion sales agreement with MLLA through which agreements the Contracts are sold and the Financial Consultants are compensated by MLLA and/or MLPF&S. The maximum compensation paid to the Financial Consultant is 2.3% of each premium. In addition, on the annuity date, the Financial Consultant will receive additional compensation of no more than 1.4% of the contract value. Additional annual compensation of no more than 0.10% of the contract value may also be paid to the Financial Consultant.

The maximum commission Merrill Lynch Life will pay to MLLA to be used to pay commissions to Financial Consultants is 5% of each premium.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

                                STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. It is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

An annual statement in the prescribed form is filed with the insurance departments of jurisdictions where Merrill Lynch Life does business disclosing the Company's operations for the preceding year and its financial condition as of the end of that year. Insurance department regulation includes periodic examination to verify Contract liabilities and reserves and to determine solvency and compliance with all insurance laws and regulations. Merrill Lynch Life's books and accounts are subject to insurance department review at all times.

A full examination of Merrill Lynch Life's operations is conducted periodically by the Arkansas Insurance Department and under the auspices of the National Association of Insurance Commissioners.

                                   YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems used by Merrill Lynch Life or the other service providers do not properly address this problem prior to January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Merrill Lynch Life. Currently, Merrill Lynch Life does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Contracts at current levels. In addition, Merrill Lynch Life has sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and Merrill Lynch Life will continue to monitor the situation. At this time, however, no assurance can be given that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Merrill Lynch Life and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not of material importance in relation to Merrill Lynch Life's total assets. No such litigation relates to the Variable Account.

                                    EXPERTS

The financial statements of Merrill Lynch Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and of the Accounts as of December 31, 1997 and for the periods presented in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1420.

                            REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                                 LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

              Principal Underwriter
              Financial Statements
              Administrative Services Arrangements
              Financial Statements of Merrill Lynch Life Variable Annuity
              Separate
                Account
              Financial Statements of Merrill Lynch Life Insurance Company

                                    APPENDIX

          APPLICABLE ONLY TO CONTRACTS ISSUED PRIOR TO APRIL 30, 1986

If the contract owner's Contract was issued prior to April 30, 1986 and assumption reinsured by Merrill Lynch Life ("old Contract"), the contract owner may transfer all of the contract value at net asset value to a new Contract described in this Prospectus. No contingent deferred sales charge will be imposed on such transfer, and the new Contract will be deemed a continuation of the old Contract in computing withdrawal charges under the new Contract.

Contracts issued prior to April 30, 1986, contain variable contract charges identical in aggregate amount to the charges contained in the new Contracts, except that the contingent deferred sales charge applies with respect to the old Contracts to withdrawals of any amount during the first contract year. The new Contracts provide that the contingent deferred sales charge does not apply to a withdrawal up to 10% of the sum of premiums paid during the first contract year. After the first contract year, both the old and new Contracts permit withdrawals, without charge, of up to 10% of the sum of premiums paid prior to the date of withdrawal.

In all other respects, both old and new Contracts are substantially similar, except as follows:

1. The old Contracts do not provide for a Fixed Account (see THE FIXED ACCOUNT on page 23).

2. The old Contracts do not provide for an annuity option of payments for a fixed period (see ANNUITY OPTIONS on page 25).

3. The old Contracts contain different annuity tables for use in determining the amount of the first variable annuity payment under the annuity options offered. The annuity tables in the old Contracts are more favorable to contract owners than the new Contracts' annuity tables and do not provide for an age adjustment based on the year in which annuity payments commence. The annuity tables for both new and old Contracts provide minimum guarantees.

4. Old Contracts, unlike new Contracts, permit a contract owner to transfer all or part of his or her contract value to or from certain other fixed annuity contracts issued or reinsured by Merrill Lynch Life to the contract owner. Transfers must be at least $300, and for a partial transfer the remaining contract value must be at least $100. All transfers must be at least 6 months apart and must be made prior to the death of the annuitant and at least 30 days prior to the annuity date. The primary purpose of this transfer provision is to provide the contract owner with a means for transfer in and out of Merrill Lynch Life's companion fixed annuity, a feature unnecessary with respect to the new Contracts, because of the existence of the Fixed Account.

Any contract owner contemplating an exchange of Contracts should carefully consider the potential adverse effect on the level of future annuity payments that may result from an exchange to a new Contract.

                                     PART B

                      INFORMATION REQUIRED IN A STATEMENT
                           OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1998

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                      FLEXIBLE PREMIUMS--NONPARTICIPATING

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
          Service Center: P.O. Box 44222, Jacksonville, FL 32231-4222
             4804 Deer Lake Drive East, Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

Premiums for the Contract described in the Prospectus will be allocated to the Merrill Lynch Life Variable Annuity Separate Account ("Variable Account"), a segregated investment account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), unless allocation to the Fixed Account is selected. Premiums and contract values allocated to the Variable Account will be invested in certain Funds selected by the contract owner of the Merrill Lynch Variable Series Funds, Inc., except that, for the first 14 days following the date of issue, such premiums will be allocated to the Reserve Assets Fund Subaccounts. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. The contract owner bears the full investment risk with respect to such investments.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Variable Account, dated May 1, 1998. The Prospectus may be obtained without charge by writing to or calling Merrill Lynch Life's Service Center at the address or phone number set forth above.

                               TABLE OF CONTENTS

Principal Underwriter.......................................      2
Financial Statements........................................      2
Administrative Services Arrangements........................      2
Financial Statements of Merrill Lynch Life Variable Annuity
  Separate Account..........................................    S-1
Financial Statements of Merrill Lynch Life Insurance
  Company...................................................    G-1

                             PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of Merrill Lynch Life performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account (the "Variable Account") under the Investment Company Act of 1940. The offering of the Contracts relates to Merrill Lynch Life's assumption reinsurance of the Contracts previously issued by Family Life Insurance Company ("FLIC") and offers may also be made from time to time to the general public. The offering of the interests under the Contracts is continuous. For the years ended December 31, 1997, 1996, and 1995, MLPF&S received in connection with the sale of the Contracts $0.7 million, $0.7 million, and $0.7 million, respectively.

                              FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract. Because the Variable Account acquired a majority of the assets of Merrill Lynch Variable Annuity Account of FLIC in connection with Merrill Lynch Life's assumption reinsurance of certain variable annuity contracts of FLIC commencing on September 1, 1991, the financial statements of the Variable Account include the financial operations of the FLIC separate account for periods prior to September 1, 1991.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Variable Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1997, 1996 and 1995, Merrill Lynch Life paid administrative services fees of $43.0 million, $44.5 million, and $43.0 million, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account (the "Account") as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1997 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






January 23, 1998

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
Reserve Assets Fund                                          $            8,480,667               8,480,667  $            8,480,667
Prime Bond Fund                                                          24,975,797               2,080,347              25,193,008
High Current Income Fund                                                 10,911,091                 972,144              11,199,099
Quality Equity Fund                                                      46,559,997               1,638,392              62,947,020
Special Value Focus Fund                                                 13,138,448                 546,594              15,167,994
Global Strategy Focus Fund                                               38,916,601               2,956,178              43,485,376
International Equity Focus Fund                                             298,325                  24,588                 265,552
Basic Value Focus Fund                                                    2,496,036                 165,917               2,628,118
Index 500 Fund                                                            2,504,475                 208,321               2,807,766
American Balanced Fund                                                    5,986,162                 422,272               7,005,500
Natural Resources Focus Fund                                              1,163,813                  96,056               1,023,963
                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $          155,431,412                                     180,204,063
                                                             =======================                         -----------------------









LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                                  68,970
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                            68,970
                                                                                                             -----------------------
NET ASSETS                                                                                                   $          180,135,093
                                                                                                             =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
================================================================================

                                                                                               1997                    1996
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $           10,876,438  $           22,406,930
 Mortality and Expense Charges (Note 4)                                                          (2,155,370)             (2,092,213)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                           8,721,068              20,314,717
                                                                                     ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains                                                                               7,142,537               4,140,155
 Net Unrealized Gains (Losses)                                                                    7,791,499              (6,787,305)
                                                                                     ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                                                     14,934,036              (2,647,150)
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                       23,655,104              17,667,567
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                         2,374,001               2,062,421
 Transfer of Contract Owner Withdrawals                                                         (29,576,112)            (24,552,979)
 Transfers In (Out) - Net                                                                        (1,094,172)                519,795
 Transfer of Benefit Payments on Annuitized Contracts                                              (232,757)               (201,169)
 Transfer of Contract Administration Charges (Note 4)                                              (112,015)               (120,774)
 Net Assets Transferred under Assumption Reinsurance Agreement (Note 2)                                   0               8,568,806
                                                                                     ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                                        (28,641,055)            (13,723,900)
                                                                                     ----------------------- -----------------------

Increase (Decrease) in Net Assets                                                                (4,985,951)              3,943,667
Net Assets Beginning Balance                                                                    185,121,044             181,177,377
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $          180,135,093  $          185,121,044
                                                                                     ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                                               $          178,713,092  $          183,817,151
  Contracts in the Annuity Period                                                                 1,422,001               1,303,893
                                                                                     ----------------------- -----------------------
Total Contract Owners' Balance                                                       $          180,135,093  $          185,121,044
                                                                                     ======================= =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS


1. Merrill Lynch Life Variable Annuity Separate Account ("Account"), a separate account of Merrill Lynch Life
   Insurance    Company   ("Merrill   Lynch   Life"),    was
   established  to  support Merrill Lynch Life's  operations
   with   respect  to  certain  variable  annuity  contracts
   ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Account is a registered unit investment trust under the Investment Company Act of 1940 and consists of eleven
   investment  divisions.  The  investment  divisions   each
   invest  in  the  securities  of  a  single  mutual   fund
   portfolio  of  the Merrill Lynch Variable  Series  Funds,
   Inc.   At  any point in time, the Account may or may  not
   be invested in all available divisions.

   The assets of the Account are registered in the name of Merrill Lynch Life. The Account's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct. There are two sub-accounts for each investment division. One sub-
   account is for Contracts issued in connection with retirement plans that are qualified under the Internal Revenue Code, and the other is for non-qualified Contracts. No transfers may be made between a qualified and a non-qualified sub-account.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. As a result of an Assumption Reinsurance Agreement between Family Life Insurance Company ("Family Life") and Merrill Lynch Life, assets along with related contractual liabilities of approximately $8,569,000 were transferred to the Account from Family Life's Merrill Lynch Variable Annuity Account on November 22, 1996.

3. The following is a summary of significant accounting policies of the Account:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset values of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity Contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

4. Merrill Lynch Life deducts a contract administration charge of $30 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than the contract anniversary date. The contract administration charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge.

   Merrill Lynch Life deducts a daily expense risk charge. For non-qualified Contracts, the charge is equal to an annual rate of 0.5% of the sum of the daily net asset values of all non-qualified sub-accounts. For qualified Contracts, the rate is 0.2% of the sum of the daily net asset values of all qualified sub-accounts. This charge is made to compensate Merrill Lynch Life for the risk of guaranteeing not to increase the contract administration charge regardless of actual administrative costs.

   Merrill Lynch Life deducts a daily distribution expense charge equal to an annual rate of 0.05% of the daily net asset value of the Account. This charge compensates Merrill Lynch Life in part for expenses it incurs in distributing the Contracts.

   Merrill Lynch Life deducts a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Account. This charge is made to compensate Merrill Lynch Life for the mortality guarantees it makes under the Contract.

5. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special
   Value Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                                               Total
                                                                       Total                   Non-                    Total
                                                                     Separate                Qualified               Qualified
                                                                      Account                Contracts               Contracts
                                                             ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                        $           10,876,438  $            6,373,247  $            4,503,191
 Mortality and Expense Charges                                           (2,155,370)             (1,380,224)               (775,146)
                                                             ----------------------- ----------------------- -----------------------
  Net Investment Income                                                   8,721,068               4,993,023               3,728,045
                                                             ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains:
 Net Realized Gains                                                       7,142,537               4,007,992               3,134,545
 Net Unrealized Gains                                                     7,791,499               4,490,732               3,300,767
                                                             ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains                                      14,934,036               8,498,724               6,435,312
                                                             ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                               23,655,104              13,491,747              10,163,357
                                                             ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 2,374,001                 290,416               2,083,585
 Transfer of Contract Owner Withdrawals                                 (29,576,112)            (17,349,901)            (12,226,211)
 Transfers Out - Net                                                     (1,094,172)               (360,428)               (733,744)
 Transfer of Benefit Payments on Annuitized Contracts                      (232,757)               (170,039)                (62,718)
 Transfer of Contract Administration Charges                               (112,015)                (58,116)                (53,899)
                                                             ----------------------- ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                (28,641,055)            (17,648,068)            (10,992,987)
                                                             ----------------------- ----------------------- -----------------------

Decrease in Net Assets                                                   (4,985,951)             (4,156,321)               (829,630)
Net Assets Beginning Balance                                            185,121,044             108,601,473              76,519,571
                                                             ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                    $          180,135,093  $          104,445,152  $           75,689,941
                                                             ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                       $          178,713,092  $          103,465,409  $           75,247,683
  Contracts in the Annuity Period                                         1,422,001                 979,743                 442,258
                                                             ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                               $          180,135,093  $          104,445,152  $           75,689,941
                                                             ======================= ======================= =======================

NOTE: A Qualified contract is a contract issued in connection with a retirement plan that receives a favorable tax treatment under sections 401, 403, 408, or 457 or any similar provision of the Internal Revenue Code. A Nonqualified contract is a contract other than a Qualified contract.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                                               Total
                                                                       Total                   Non-                    Total
                                                                     Separate                Qualified               Qualified
                                                                      Account                Contracts               Contracts
                                                             ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                        $           22,406,930  $           13,119,150  $            9,287,780
 Mortality and Expense Charges                                           (2,092,213)             (1,361,598)               (730,615)
                                                             ----------------------- ----------------------- -----------------------
  Net Investment Income                                                  20,314,717              11,757,552               8,557,165
                                                             ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains                                                       4,140,155               2,803,919               1,336,236
 Net Unrealized Losses                                                   (6,787,305)             (4,436,527)             (2,350,778)
                                                             ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Losses                                     (2,647,150)             (1,632,608)             (1,014,542)
                                                             ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                               17,667,567              10,124,944               7,542,623
                                                             ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 2,062,421                 249,732               1,812,689
 Transfer of Contract Owner Withdrawals                                 (24,552,979)            (15,250,832)             (9,302,147)
 Transfers In (Out) - Net                                                   519,795                (324,703)                844,498
 Transfer of Benefit Payments on Annuitized Contracts                      (201,169)               (147,076)                (54,093)
 Transfer of Contract Administration Charges                               (120,774)                (62,542)                (58,232)
 Net Assets Transferred under Assumption Reinsurance Agreement            8,568,806               6,219,595               2,349,211
                                                             ----------------------- ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                (13,723,900)             (9,315,826)             (4,408,074)
                                                             ----------------------- ----------------------- -----------------------
Increase in Net Assets                                                    3,943,667                 809,118               3,134,549
Net Assets Beginning Balance                                            181,177,377             107,792,355              73,385,022
                                                             ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                    $          185,121,044  $          108,601,473  $           76,519,571
                                                             ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                       $          183,817,151  $          107,726,729  $           76,090,422
  Contracts in the Annuity Period                                         1,303,893                 874,744                 429,149
                                                             ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                               $          185,121,044  $          108,601,473  $           76,519,571
                                                             ======================= ======================= =======================


NOTE: A Qualified contract is a contract issued in connection with a retirement plan that receives a favorable tax treatment under sections 401, 403, 408, or 457 or any similar provision of the Internal Revenue Code. A Nonqualified contract is a contract other than a Qualified contract.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                 Total
                                                                  Non-                  Reserve                  Prime
                                                               qualified                 Assets                   Bond
                                                               Contracts                  Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $            6,373,247  $              290,399  $            1,033,100
 Mortality and Expense Charges                                     (1,380,224)                (74,283)               (200,586)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                      4,993,023                 216,116                 832,514
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        4,007,992                       0                (192,231)
 Net Unrealized Gains (Losses)                                      4,490,732                       0                 422,327
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                        8,498,724                       0                 230,096
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                         13,491,747                 216,116               1,062,610
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             290,416                 (74,766)                 53,517
 Transfer of Contract Owner Withdrawals                           (17,349,901)             (1,213,495)             (2,400,686)
 Transfers In (Out) - Net                                            (360,428)               (572,136)               (931,247)
 Transfer of Benefit Payments on Annuitized Contracts                (170,039)                 (6,582)                (21,052)
 Transfer of Contract Administration Charges                          (58,116)                 (4,047)                 (7,685)
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          (17,648,068)             (1,871,026)             (3,307,153)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                  (4,156,321)             (1,654,910)             (2,244,543)
Net Assets Beginning Balance                                      108,601,473               6,603,314              17,271,559
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $          104,445,152  $            4,948,404  $           15,027,016
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $          103,465,409  $            4,908,681  $           14,916,323
  Contracts in the Annuity Period                                     979,743                  39,723                 110,693
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $          104,445,152  $            4,948,404  $           15,027,016
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                         212,681.2               393,155.6
Units Allocable to Contracts in the Annuity Period                                            1,721.1                 2,917.6
                                                                               ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                                                214,402.3               396,073.2
                                                                               ======================= =======================
Accumulation Unit Value at December 31, 1997                                   $                23.08  $                37.94
                                                                               ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                  High                                          Special
                                                                Current                 Quality                  Value
                                                                 Income                  Equity                  Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              725,482  $            1,857,066  $              521,351
 Mortality and Expense Charges                                       (100,955)               (461,695)               (115,737)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        624,527               1,395,371                 405,614
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          (61,137)              2,179,678               1,107,270
 Net Unrealized Gains (Losses)                                        157,446               3,485,792                (575,797)
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                           96,309               5,665,470                 531,473
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            720,836               7,060,841                 937,087
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              13,000                 226,658                  20,801
 Transfer of Contract Owner Withdrawals                            (1,426,874)             (5,665,861)             (1,357,938)
 Transfers In (Out) - Net                                                 187                (305,088)             (1,691,831)
 Transfer of Benefit Payments on Annuitized Contracts                  (8,809)                (73,230)                (20,186)
 Transfer of Contract Administration Charges                           (4,042)                (19,227)                 (4,928)
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                           (1,426,538)             (5,836,748)             (3,054,082)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                    (705,702)              1,224,093              (2,116,995)
Net Assets Beginning Balance                                        8,210,294              35,058,163              10,035,916
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $            7,504,592  $           36,282,256  $            7,918,921
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $            7,440,639  $           35,843,709  $            7,814,216
  Contracts in the Annuity Period                                      63,953                 438,547                 104,705
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $            7,504,592  $           36,282,256  $            7,918,921
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                 133,488.3               499,633.5               212,805.4
Units Allocable to Contracts in the Annuity Period                    1,147.3                 6,113.0                 2,851.4
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                        134,635.7               505,746.5               215,656.9
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                55.74  $                71.74  $                36.72
                                                       ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                 Global              International               Basic
                                                                Strategy                 Equity                  Value
                                                                 Focus                   Focus                   Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $            1,331,852  $                  941  $               18,718
 Mortality and Expense Charges                                       (333,549)                 (2,384)                (10,290)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        998,303                  (1,443)                  8,428
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          766,331                   1,331                  43,509
 Net Unrealized Gains (Losses)                                        913,712                 (25,263)                 60,689
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                        1,680,043                 (23,932)                104,198
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          2,678,346                 (25,375)                112,626
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              19,450                       0                       0
 Transfer of Contract Owner Withdrawals                            (4,262,620)                 (7,533)                (74,235)
 Transfers In (Out) - Net                                              62,847                 208,292               1,521,294
 Transfer of Benefit Payments on Annuitized Contracts                 (36,476)                      0                       0
 Transfer of Contract Administration Charges                          (14,917)                   (108)                   (419)
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                           (4,231,716)                200,651               1,446,640
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                  (1,553,370)                175,276               1,559,266
Net Assets Beginning Balance                                       25,614,991                   7,273                 171,164
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $           24,061,621  $              182,549  $            1,730,430
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $           23,865,664  $              182,549  $            1,730,430
  Contracts in the Annuity Period                                     195,957                       0                       0
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $           24,061,621  $              182,549  $            1,730,430
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period               2,146,192.8                19,276.6               147,773.7
Units Allocable to Contracts in the Annuity Period                   17,622.0                     0.0                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                      2,163,814.8                19,276.6               147,773.7
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                11.12  $                 9.47  $                11.71
                                                       ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                                                                Natural
                                                                 Index                  American               Resources
                                                                  500                   Balanced                 Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                  110  $              525,781  $               68,447
 Mortality and Expense Charges                                        (13,554)                (55,790)                (11,401)
                                                       ----------------------- ----------------------- ------------------------
  Net Investment Income (Loss)                                        (13,444)                469,991                  57,046
                                                       ----------------------- ----------------------- ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                           37,220                 101,331                  24,690
 Net Unrealized Gains (Losses)                                        193,972                  45,273                (187,419)
                                                       ----------------------- ----------------------- ------------------------
  Net Realized and Unrealized Gains (Losses)                          231,192                 146,604                (162,729)
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            217,748                 616,595                (105,683)
                                                       ----------------------- ----------------------- ------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              14,000                  17,056                     700
 Transfer of Contract Owner Withdrawals                               (26,863)               (813,906)                (99,890)
 Transfers In (Out) - Net                                           1,544,464                 (73,549)               (123,661)
 Transfer of Benefit Payments on Annuitized Contracts                       0                  (3,704)                      0
 Transfer of Contract Administration Charges                             (406)                 (1,821)                   (516)
                                                       ----------------------- ----------------------- ------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                            1,531,195                (875,924)               (223,367)
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) in Net Assets                                   1,748,943                (259,329)               (329,050)
Net Assets Beginning Balance                                           42,985               4,619,410                 966,404
                                                       ----------------------- ----------------------- ------------------------
Net Assets Ending Balance                              $            1,791,928  $            4,360,081  $              637,354
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $            1,791,928  $            4,333,916  $              637,354
  Contracts in the Annuity Period                                           0                  26,165                       0
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $            1,791,928  $            4,360,081  $              637,354
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                 135,036.0               183,020.1                52,717.5
Units Allocable to Contracts in the Annuity Period                        0.0                 1,104.9                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                        135,036.0               184,125.0                52,717.5
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                13.27  $                23.68  $                12.09
                                                       ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================

                                                                 Total                  Reserve                  Prime
                                                              Nonqualified               Assets                   Bond
                                                               Contracts                  Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $           13,119,150  $              327,618  $            1,120,095
 Mortality and Expense Charges                                     (1,361,598)                (84,957)               (220,033)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                     11,757,552                 242,661                 900,062
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        2,803,919                       0                  (2,745)
 Net Unrealized Gains (Losses)                                     (4,436,527)                      0                (782,945)
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                       (1,632,608)                      0                (785,690)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                         10,124,944                 242,661                 114,372
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             249,732                 (18,127)                 53,401
 Transfer of Contract Owner Withdrawals                           (15,250,832)             (2,162,926)             (2,491,305)
 Transfers In (Out) - Net                                            (324,703)                741,228                 293,343
 Transfer of Benefit Payments on Annuitized Contracts                (147,076)                 (6,597)                (20,839)
 Transfer of Contract Administration Charges                          (62,542)                 (4,402)                 (9,210)
 Transfer of Merged Funds (Note 5)                                          0                       0                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                         6,219,595                 315,181               1,418,355
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                           (9,315,826)             (1,135,643)               (756,255)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                     809,118                (892,982)               (641,883)
Net Assets Beginning Balance                                      107,792,355               7,496,296              17,913,442
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $          108,601,473  $            6,603,314  $           17,271,559
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $          107,726,729  $            6,558,591  $           17,147,744
  Contracts in the Annuity Period                                     874,744                  44,723                 123,815
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $          108,601,473  $            6,603,314  $           17,271,559
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                         295,033.3               484,673.4
Units Allocable to Contracts in the Annuity Period                                            2,011.8                 3,499.6
                                                                               ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                                                297,045.1               488,173.0
                                                                               ======================= =======================
Accumulation Unit Value at December 31, 1996                                   $                22.22  $                35.38
                                                                               ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                  High                                          Special
                                                                Current                 Quality                  Value
                                                                 Income                  Equity                  Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              748,075  $            4,961,389  $            1,347,135
 Mortality and Expense Charges                                       (103,160)               (425,084)               (129,671)
                                                       ----------------------- ----------------------- ------------------------
  Net Investment Income (Loss)                                        644,915               4,536,305               1,217,464
                                                       ----------------------- ----------------------- ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          (70,077)              1,248,099                 877,389
 Net Unrealized Gains (Losses)                                        171,949                (860,135)             (1,467,438)
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                          101,872                 387,964                (590,049)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            746,787               4,924,269                 627,415
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               7,300                 122,411                  44,260
 Transfer of Contract Owner Withdrawals                            (1,453,839)             (3,993,789)             (1,227,807)
 Transfers In (Out) - Net                                             325,071                (754,855)               (191,752)
 Transfer of Benefit Payments on Annuitized Contracts                  (8,288)                (58,313)                (19,714)
 Transfer of Contract Administration Charges                           (4,378)                (19,477)                 (5,848)
 Transfer of Merged Funds (Note 5)                                          0                       0                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                           460,560               2,125,280                 693,717
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                             (673,574)             (2,578,743)               (707,144)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                      73,213               2,345,526                 (79,729)
Net Assets Beginning Balance                                        8,137,081              32,712,637              10,115,645
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $            8,210,294  $           35,058,163  $           10,035,916
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $            8,143,512  $           34,727,601  $            9,921,482
  Contracts in the Annuity Period                                      66,782                 330,562                 114,434
                                                       ----------------------- ------------------------ -----------------------
Total Contract Owners' Balance                         $            8,210,294  $           35,058,163  $           10,035,916
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                 160,084.8               591,108.1               297,942.4
Units Allocable to Contracts in the Annuity Period                    1,312.8                 5,626.6                 3,436.5
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                        161,397.6               596,734.7               301,378.9
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1996           $                50.87  $                58.75  $                33.30
                                                       ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                                         Global              International
                                                                Flexible                Strategy                 Equity
                                                                Strategy                 Focus                   Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $            4,409,315  $                    0  $                    0
 Mortality and Expense Charges                                       (304,515)                (22,496)                     (6)
                                                       ----------------------- ----------------------- ------------------------
  Net Investment Income (Loss)                                      4,104,800                 (22,496)                     (6)
                                                       ----------------------- ----------------------- ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          541,111                  42,802                       0
 Net Unrealized Gains (Losses)                                     (1,778,353)                141,762                      44
                                                       ----------------------- ----------------------- ------------------------
  Net Realized and Unrealized Gains (Losses)                       (1,237,242)                184,564                      44
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          2,867,558                 162,068                      38
                                                       ----------------------- ----------------------- ------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              29,926                       0                       0
 Transfer of Contract Owner Withdrawals                            (3,292,834)               (136,833)                      0
 Transfers In (Out) - Net                                            (698,258)                 15,769                   7,235
 Transfer of Benefit Payments on Annuitized Contracts                 (29,909)                      0                       0
 Transfer of Contract Administration Charges                          (14,240)                 (2,146)                      0
 Transfer of Merged Funds (Note 5)                                (25,576,133)             25,576,133                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                           796,868                       0                       0
                                                       ----------------------- ----------------------- ------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          (28,784,580)             25,452,923                   7,235
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) in Net Assets                                 (25,917,022)             25,614,991                   7,273
Net Assets Beginning Balance                                       25,917,022                       0                       0
                                                       ----------------------- ----------------------- ------------------------
Net Assets Ending Balance                              $                    0  $           25,614,991  $                7,273
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $                    0  $           25,446,669  $                7,273
  Contracts in the Annuity Period                                           0                 168,322                       0
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $                    0  $           25,614,991  $                7,273
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                       0.0             2,529,490.0                   723.7
Units Allocable to Contracts in the Annuity Period                        0.0                16,731.8                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                              0.0             2,546,221.8                   723.7
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1996           $                 0.00  $                10.06  $                10.05
                                                       ======================= ======================= =======================



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                 Basic
                                                                 Value                   Index                  American
                                                                 Focus                    500                   Balanced
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                    0  $                    0  $              170,007
 Mortality and Expense Charges                                           (145)                    (20)                (57,111)
                                                       ----------------------- ----------------------- ------------------------
  Net Investment Income (Loss)                                           (145)                    (20)                112,896
                                                       ----------------------------------------------- ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                                0                       0                  98,627
 Net Unrealized Gains (Losses)                                         (2,606)                    546                 123,042
                                                       ----------------------- ----------------------- ------------------------
  Net Realized and Unrealized Gains (Losses)                           (2,606)                    546                 221,669
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                             (2,751)                    526                 334,565
                                                       ----------------------- ----------------------- ------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                   0                       0                   8,381
 Transfer of Contract Owner Withdrawals                                     0                       0                (354,786)
 Transfers In (Out) - Net                                             173,915                  42,459                (184,296)
 Transfer of Benefit Payments on Annuitized Contracts                       0                       0                  (3,416)
 Transfer of Contract Administration Charges                                0                       0                  (2,267)
 Transfer of Merged Funds (Note 5)                                          0                       0                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                                 0                       0                 333,268
                                                       ----------------------- ----------------------- ------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                              173,915                  42,459                (203,116)
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) in Net Assets                                     171,164                  42,985                 131,449
Net Assets Beginning Balance                                                0                       0               4,487,961
                                                       ----------------------- ----------------------- ------------------------
Net Assets Ending Balance                              $              171,164  $               42,985  $            4,619,410
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              171,164  $               42,985  $            4,593,304
  Contracts in the Annuity Period                                           0                       0                  26,106
                                                       ----------------------- ----------------------- ------------------------
Total Contract Owners' Balance                         $              171,164  $               42,985  $            4,619,410
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                  17,412.4                 4,247.5               224,282.4
Units Allocable to Contracts in the Annuity Period                        0.0                     0.0                 1,274.7
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                         17,412.4                 4,247.5               225,557.1
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1996           $                 9.83  $                10.12  $                20.48
                                                       ======================= ======================= =======================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                       Divisions Investing In
                                                       =======================
                                                                Natural
                                                               Resources
                                                                 Focus
                                                                  Fund
                                                       =======================
Investment Income (Loss):
 Reinvested Dividends                                  $               35,516
 Mortality and Expense Charges                                        (14,400)
                                                       ------------------------
  Net Investment Income (Loss)                                         21,116
                                                       ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                           68,713
 Net Unrealized Gains (Losses)                                         17,607
                                                       ------------------------
  Net Realized and Unrealized Gains (Losses)                           86,320
                                                       ------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            107,436
                                                       ------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               2,180
 Transfer of Contract Owner Withdrawals                              (136,713)
 Transfers In (Out) - Net                                             (94,562)
 Transfer of Benefit Payments on Annuitized Contracts                       0
 Transfer of Contract Administration Charges                             (574)
 Transfer of Merged Funds (Note 5)                                          0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                            76,366
                                                       ------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                             (153,303)
                                                       ------------------------

Increase (Decrease) in Net Assets                                     (45,867)
Net Assets Beginning Balance                                        1,012,271
                                                       ------------------------
Net Assets Ending Balance                              $              966,404
                                                       =======================

Comprised of:
  Contracts in the Accumulation Period                 $              966,404
  Contracts in the Annuity Period                                           0
                                                       ------------------------
Total Contract Owners' Balance                         $              966,404
                                                       =======================

Units Allocable to Contracts in Accumulation Period                  69,028.9
Units Allocable to Contracts in the Annuity Period                        0.0
                                                       -----------------------
Total Units Outstanding at December 31, 1996                         69,028.9
                                                       =======================
Accumulation Unit Value at December 31, 1996           $                14.00
                                                       =======================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================

                                                                 Total                  Reserve                  Prime
                                                               Qualified                 Assets                   Bond
                                                               Contracts                  Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $            4,503,191  $              195,459  $              675,217
 Mortality and Expense Charges                                       (775,146)                (38,526)               (101,438)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                      3,728,045                 156,933                 573,779
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        3,134,545                       0                 (71,579)
 Net Unrealized Gains (Losses)                                      3,300,767                       0                 237,265
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                        6,435,312                       0                 165,686
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                         10,163,357                 156,933                 739,465
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           2,083,585                 212,611                 257,506
 Transfer of Contract Owner Withdrawals                           (12,226,211)               (767,899)             (1,584,998)
 Transfers In (Out) - Net                                            (733,744)               (394,377)                 41,810
 Transfer of Benefit Payments on Annuitized Contracts                 (62,718)                 (2,393)                (13,901)
 Transfer of Contract Administration Charges                          (53,899)                 (3,786)                 (6,648)
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                          (10,992,987)               (955,844)             (1,306,231)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                    (829,630)               (798,911)               (566,766)
Net Assets Beginning Balance                                       76,519,571               4,327,810              10,723,055
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $           75,689,941  $            3,528,899  $           10,156,289
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $           75,247,683  $            3,510,888  $           10,110,584
  Contracts in the Annuity Period                                     442,258                  18,011                  45,705
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $           75,689,941  $            3,528,899  $           10,156,289
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                         145,198.0               252,008.6
Units Allocable to Contracts in the Annuity Period                                              744.9                 1,139.2
                                                                               ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                                                145,942.9               253,147.8
                                                                               ======================= =======================
Accumulation Unit Value at December 31, 1997                                   $                24.18  $                40.12
                                                                               ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                  High                                          Special
                                                                Current                 Quality                  Value
                                                                 Income                  Equity                  Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              380,047  $            1,353,207  $              405,237
 Mortality and Expense Charges                                        (40,699)               (266,811)                (74,824)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        339,348               1,086,396                 330,413
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          (31,658)              1,738,935                 718,613
 Net Unrealized Gains (Losses)                                         79,871               2,561,399                (287,806)
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                           48,213               4,300,334                 430,807
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                            387,561               5,386,730                 761,220
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              95,306                 602,801                 240,163
 Transfer of Contract Owner Withdrawals                              (717,971)             (4,156,292)             (1,119,563)
 Transfers In (Out) - Net                                             (58,247)               (600,736)               (407,331)
 Transfer of Benefit Payments on Annuitized Contracts                       0                 (40,493)                      0
 Transfer of Contract Administration Charges                           (2,417)                (18,310)                 (5,224)
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                             (683,329)             (4,213,030)             (1,291,955)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                    (295,768)              1,173,700                (530,735)
Net Assets Beginning Balance                                        3,985,873              25,467,107               7,774,104
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $            3,690,105  $           26,640,807  $            7,243,369
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $            3,690,105  $           26,305,403  $            7,243,369
  Contracts in the Annuity Period                                           0                 335,404                       0
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $            3,690,105  $           26,640,807  $            7,243,369
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                  61,583.9               333,486.3               176,237.7
Units Allocable to Contracts in the Annuity Period                        0.0                 4,252.1                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                         61,583.9               337,738.4               176,237.7
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                59.92  $                78.88  $                41.10
                                                       ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                               Divisions Investing In
                                                       ======================================================================
                                                                 Global              International
                                                                Strategy                 Equity                  Index
                                                                 Focus                   Focus                    500
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $            1,039,888  $                  223  $               30,056
 Mortality and Expense Charges                                       (204,827)                   (686)                 (6,729)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        835,061                    (463)                 23,327
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          525,904                     (19)                  1,676
 Net Unrealized Gains (Losses)                                        754,033                  (7,586)                 79,716
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                        1,279,937                  (7,605)                 81,392
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                          2,114,998                  (8,068)                104,719
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             421,496                  19,460                  24,461
 Transfer of Contract Owner Withdrawals                            (2,854,477)                      0                 (52,006)
 Transfers In (Out) - Net                                            (267,383)                 66,245                 546,686
 Transfer of Benefit Payments on Annuitized Contracts                  (5,931)                      0                       0
 Transfer of Contract Administration Charges                          (14,408)                    (60)                   (342)
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                           (2,720,703)                 85,645                 518,799
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                    (605,705)                 77,577                 623,518
Net Assets Beginning Balance                                       20,012,936                   5,321                 273,147
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $           19,407,231  $               82,898  $              896,665
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $           19,364,093  $               82,898  $              896,665
  Contracts in the Annuity Period                                      43,138                       0                       0
                                                       ----------------------------------------------- -----------------------
Total Contract Owners' Balance                         $           19,407,231  $               82,898  $              896,665
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period               1,735,133.8                 8,726.1                76,376.9
Units Allocable to Contracts in the Annuity Period                    3,865.4                     0.0                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                      1,738,999.2                 8,726.1                76,376.9
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                11.16  $                 9.50  $                11.74
                                                       ======================= ======================= =======================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                   Divisions Investing In
                                                       ===============================================
                                                                                        Natural
                                                                American               Resources
                                                                Balanced                 Focus
                                                                  Fund                    Fund
                                                       ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              386,423  $               37,434
 Mortality and Expense Charges                                        (30,429)                 (4,943)
                                                       ----------------------- ------------------------
  Net Investment Income (Loss)                                        355,994                  32,491
                                                       ----------------------- ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          225,613                  15,909
 Net Unrealized Gains (Losses)                                       (121,067)               (103,831)
                                                       ----------------------- ------------------------
  Net Realized and Unrealized Gains (Losses)                          104,546                 (87,922)
                                                       ----------------------- ------------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                            460,540                 (55,431)
                                                       ----------------------- ------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              89,512                   8,831
 Transfer of Contract Owner Withdrawals                              (892,431)                (61,622)
 Transfers In (Out) - Net                                            (435,011)                (33,245)
 Transfer of Benefit Payments on Annuitized Contracts                       0                       0
 Transfer of Contract Administration Charges                           (1,986)                   (448)
                                                       ----------------------- ------------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                           (1,239,916)                (86,484)
                                                       ----------------------- ------------------------

Increase (Decrease) In Net Assets                                    (779,376)               (141,915)
Net Assets Beginning Balance                                        3,422,089                 528,129
                                                       ----------------------- ------------------------
Net Assets Ending Balance                              $            2,642,713  $              386,214
                                                       ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $            2,642,713  $              386,214
  Contracts in the Annuity Period                                           0                       0
                                                       ----------------------- ------------------------
Total Contract Owners' Balance                         $            2,642,713  $              386,214
                                                       ======================= =======================

Units Allocable to Contracts in Accumulation Period                 108,485.8                30,921.9
Units Allocable to Contracts in the Annuity Period                        0.0                     0.0
                                                       ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                        108,485.8                30,921.9
                                                       ======================= =======================
Accumulation Unit Value at December 31, 1997           $                24.36  $                12.49
                                                       ======================= =======================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================

                                                                 Total                  Reserve                  Prime
                                                               Qualified                 Assets                   Bond
                                                               Contracts                  Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $            9,287,780  $              212,997  $              687,239
 Mortality and Expense Charges                                       (730,615)                (42,618)               (103,825)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                      8,557,165                 170,379                 583,414
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                        1,336,236                       0                  27,706
 Net Unrealized Gains (Losses)                                     (2,350,778)                      0                (502,107)
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                       (1,014,542)                      0                (474,401)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                          7,542,623                 170,379                 109,013
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           1,812,689                 106,086                 326,051
 Transfer of Contract Owner Withdrawals                            (9,302,147)               (558,295)             (1,450,302)
 Transfers In (Out) - Net                                             844,498                 (26,118)                158,580
 Transfer of Benefit Payments on Annuitized Contracts                 (54,093)                 (2,391)                (13,382)
 Transfer of Contract Administration Charges                          (58,232)                 (4,409)                 (7,431)
 Transfer of Merged Funds (Note 5)                                          0                       0                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                         2,349,211                 301,212                 419,670
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                           (4,408,074)               (183,915)               (566,814)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                   3,134,549                 (13,536)               (457,801)
Net Assets Beginning Balance                                       73,385,022               4,341,346              11,180,856
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $           76,519,571  $            4,327,810  $           10,723,055
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $           76,090,422  $            4,308,168  $           10,667,214
  Contracts in the Annuity Period                                     429,149                  19,642                  55,841
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $           76,519,571  $            4,327,810  $           10,723,055
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                         185,616.9               285,984.3
Units Allocable to Contracts in the Annuity Period                                              846.3                 1,497.1
                                                                               ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                                                186,463.2               287,481.4
                                                                               ======================= =======================
Accumulation Unit Value at December 31, 1996                                   $                23.21  $                37.30
                                                                               ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                  High                                          Special
                                                                Current                 Quality                  Value
                                                                 Income                  Equity                  Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              355,664  $            3,476,818  $              875,065
 Mortality and Expense Charges                                        (37,853)               (233,262)                (72,857)
                                                       ----------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        317,811               3,243,556                 802,208
                                                       ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          (29,689)                512,925                 203,224
 Net Unrealized Gains (Losses)                                         80,696                (163,114)               (531,237)
                                                       ----------------------- ----------------------- -----------------------
  Net Realized and Unrealized Gains (Losses)                           51,007                 349,811                (328,013)
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                            368,818               3,593,367                 474,195
                                                       ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                              89,533                 536,997                 208,367
 Transfer of Contract Owner Withdrawals                              (647,270)             (2,648,274)               (466,655)
 Transfers In (Out) - Net                                             216,464                 299,517                 857,617
 Transfer of Benefit Payments on Annuitized Contracts                       0                 (33,218)                      0
 Transfer of Contract Administration Charges                           (2,565)                (18,494)                 (5,817)
 Transfer of Merged Funds (Note 5)                                          0                       0                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                            25,643                 991,033                 164,710
                                                       ----------------------- ----------------------- -----------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                             (318,195)               (872,439)                758,222
                                                       ----------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                      50,623               2,720,928               1,232,417
Net Assets Beginning Balance                                        3,935,250              22,746,179               6,541,687
                                                       ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $            3,985,873  $           25,467,107  $            7,774,104
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $            3,985,873  $           25,157,796  $            7,774,104
  Contracts in the Annuity Period                                           0                 309,311                       0
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $            3,985,873  $           25,467,107  $            7,774,104
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                  73,108.5               390,588.4               209,262.6
Units Allocable to Contracts in the Annuity Period                        0.0                 4,802.2                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                         73,108.5               395,390.6               209,262.6
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1996           $                54.52  $                64.41  $                37.15
                                                       ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                                         Global              International
                                                                Flexible                Strategy                 Equity
                                                                Strategy                 Focus                   Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $            3,546,381  $                    0  $                    0
 Mortality and Expense Charges                                       (189,959)                (13,559)                     (4)
                                                       ----------------------- ----------------------- ------------------------
  Net Investment Income (Loss)                                      3,356,422                 (13,559)                     (4)
                                                       ----------------------- ----------------------- ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                          494,139                  50,339                       0
 Net Unrealized Gains (Losses)                                     (1,474,358)                 96,918                      32
                                                       ----------------------- ----------------------- ------------------------
  Net Realized and Unrealized Gains (Losses)                         (980,219)                147,257                      32
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                          2,376,203                 133,698                      28
                                                       ----------------------- ----------------------- ------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             455,858                  18,434                      69
 Transfer of Contract Owner Withdrawals                            (3,127,504)                (51,110)                      0
 Transfers In (Out) - Net                                          (1,103,939)               (170,148)                  5,224
 Transfer of Benefit Payments on Annuitized Contracts                  (5,102)                      0                       0
 Transfer of Contract Administration Charges                          (15,899)                 (1,124)                      0
 Transfer of Merged Funds (Note 5)                                (20,083,186)             20,083,186                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                           366,331                       0                       0
                                                       ----------------------- ----------------------- ------------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                          (23,513,441)             19,879,238                   5,293
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) In Net Assets                                 (21,137,238)             20,012,936                   5,321
Net Assets Beginning Balance                                       21,137,238                       0                       0
                                                       ----------------------- ----------------------- ------------------------
Net Assets Ending Balance                              $                    0  $           20,012,936  $                5,321
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $                    0  $           19,968,581  $                5,321
  Contracts in the Annuity Period                                           0                  44,355                       0
                                                       ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $                    0  $           20,012,936  $                5,321
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                       0.0             1,982,977.3                   529.5
Units Allocable to Contracts in the Annuity Period                        0.0                 4,404.7                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                              0.0             1,987,382.0                   529.5
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1996           $                 0.00  $                10.07  $                10.05
                                                       ======================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1996
=============================================================================

                                                                               Divisions Investing In
                                                       =======================================================================
                                                                 Basic                                          Natural
                                                                 Value                  American               Resources
                                                                 Focus                  Balanced                 Focus
                                                                  Fund                    Fund                    Fund
                                                       ======================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                    0  $              116,812  $               16,804
 Mortality and Expense Charges                                           (180)                (31,489)                 (5,009)
                                                       ----------------------- ----------------------- ------------------------
  Net Investment Income (Loss)                                           (180)                 85,323                  11,795
                                                       ----------------------- ----------------------- ------------------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                              (38)                 59,456                  18,174
 Net Unrealized Gains (Losses)                                         (5,717)                121,793                  26,316
                                                       ----------------------- ----------------------- ------------------------
  Net Realized and Unrealized Gains (Losses)                           (5,755)                181,249                  44,490
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                             (5,935)                266,572                  56,285
                                                       ----------------------- ----------------------- ------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                  26                  61,719                   9,549
 Transfer of Contract Owner Withdrawals                                     0                (260,658)                (92,079)
 Transfers In (Out) - Net                                             279,056                 311,315                  16,930
 Transfer of Benefit Payments on Annuitized Contracts                       0                       0                       0
 Transfer of Contract Administration Charges                                0                  (1,985)                   (508)
 Transfer of Merged Funds (Note 5)                                          0                       0                       0
 Net Assets Transferred Under Assumption Reinsurance
  Agreement                                                                 0                  49,926                  30,686
                                                       ----------------------- ----------------------- ------------------------
  Increase (Decrease) In Net Assets
   Resulting from Principal Transactions                              279,082                 160,317                 (35,422)
                                                       ----------------------- ----------------------- ------------------------

Increase (Decrease) In Net Assets                                     273,147                 426,889                  20,863
Net Assets Beginning Balance                                                0               2,995,200                 507,266
                                                       ----------------------- ----------------------- ------------------------
Net Assets Ending Balance                              $              273,147  $            3,422,089  $              528,129
                                                       ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              273,147  $            3,422,089  $              528,129
  Contracts in the Annuity Period                                           0                       0                       0
                                                       ----------------------- ----------------------- ------------------------
Total Contract Owners' Balance                         $              273,147  $            3,422,089  $              528,129
                                                       ======================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                  27,787.1               162,879.1                36,777.8
Units Allocable to Contracts in the Annuity Period                        0.0                     0.0                     0.0
                                                       ----------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1996                         27,787.1               162,879.1                36,777.8
                                                       ======================= ======================= =======================
Accumulation Unit Value at December 31, 1996           $                 9.83  $                21.01  $                14.36
                                                       ======================= ======================= =======================











INDEPENDENT AUDITORS' REPORT


The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1997 and 1996, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



February 23, 1998

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1997 AND 1996
(Dollars in Thousands)


                                                                          1997                  1996
                                                                    --------------        --------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1997 - $2,927,562; 1996 - $3,232,643)            $  3,008,608          $  3,301,588
 Equity securities, at estimated fair value
   (cost: 1997 - $72,599; 1996 - $32,988)                                  73,612                35,977
 Trading account securities, at estimated fair value                       15,625                     -
 Mortgage loans                                                                 -                70,503
 Real estate held-for-sale                                                 31,805                28,851
 Policy loans on insurance contracts                                    1,118,139             1,092,071
                                                                    --------------        --------------
  Total Investments                                                     4,247,789             4,528,990
                                                                    --------------        --------------

CASH AND CASH EQUIVALENTS                                                  86,388                94,991
ACCRUED INVESTMENT INCOME                                                  78,224                86,186
DEFERRED POLICY ACQUISITION COSTS                                         365,105               366,461
REINSURANCE RECEIVABLES                                                     1,617                 2,642
AFFILIATED RECEIVABLES - NET                                                  166                     -
RECEIVABLES FROM SECURITIES SOLD                                           75,820                     -
OTHER ASSETS                                                               49,353                42,861
SEPARATE ACCOUNTS ASSETS                                                9,149,119             7,615,362
                                                                    --------------        --------------
TOTAL ASSETS                                                         $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============



See notes to financial statements.






                                                                          1997                 1996
                                                                    --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $  4,188,110          $  4,480,048
   Claims and claims settlement expenses                                   50,574                39,666
                                                                    --------------        --------------
          Total policy liabilities and accruals                         4,238,684             4,519,714

 OTHER POLICYHOLDER FUNDS                                                  27,160                19,420
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                   15,374                18,773
 FEDERAL INCOME TAXES - DEFERRED                                            1,183                 6,714
 FEDERAL INCOME TAXES - CURRENT                                            24,438                20,968
 AFFILIATED PAYABLES - NET                                                      -                 6,164
 PAYABLES FOR SECURITIES PURCHASED                                         95,135                13,483
 OTHER LIABILITIES                                                         54,434                37,243
 SEPARATE ACCOUNTS LIABILITIES                                          9,149,119             7,605,194
                                                                    --------------        --------------
          Total Liabilities                                            13,605,527            12,247,673
                                                                    --------------        --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                       2,000                 2,000
 Additional paid-in capital                                               347,324               402,937
 Retained earnings                                                         80,735                79,387
 Accumulated other comprehensive income                                    17,995                 5,496
                                                                    --------------        --------------
          Total Stockholder's Equity                                      448,054               489,820
                                                                    --------------        --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $ 14,053,581          $ 12,737,493
                                                                    ==============        ==============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                          1997                 1996                  1995
                                                                    --------------        --------------        --------------
REVENUES:
 Investment revenue:
   Net investment income                                             $    308,702          $    336,661          $    376,166
   Net realized investment gains                                           13,289                 8,862                 4,525
 Policy charge revenue                                                    178,933               158,829               141,722
                                                                    --------------        --------------        --------------
        Total Revenues                                                    500,924               504,352               522,413
                                                                    --------------        --------------        --------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                     209,542               235,255               261,760
 Market value adjustment expense                                            4,079                 6,071                 5,805
 Policy benefits (net of reinsurance recoveries: 1997 - $10,439;
    1996 - $8,317; 1995 - $6,482)                                          27,029                21,052                19,374
 Reinsurance premium ceded                                                 17,879                15,582                13,896
 Amortization of deferred policy acquisition costs                         72,111                62,036                58,669
 Insurance expenses and taxes                                              49,105                47,077                44,124
                                                                     -------------        --------------        --------------
        Total Benefits and Expenses                                       379,745               387,073               403,628
                                                                     -------------        --------------        --------------
               Earnings Before Federal Income Tax Provision               121,179               117,279               118,785
                                                                     -------------        --------------        --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                   52,705                22,814                38,335
 Deferred                                                                 (12,261)               15,078                 3,968
                                                                    --------------        --------------        --------------
        Total Federal Income Tax Provision                                 40,444                37,892                42,303
                                                                    --------------        --------------        --------------

NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
NET EARNINGS                                                         $     80,735          $     79,387          $     76,482
                                                                    --------------        --------------        --------------

OTHER COMPREHENSIVE INCOME, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period         22,347               (79,749)              310,981
   Reclassification adjustment for gains included in net earnings         (12,390)               (8,622)               (4,351)
                                                                    --------------        --------------        --------------

   Net unrealized gains (losses) on investment securities                   9,957               (88,371)              306,630

   Adjustments for:
     Policyholder liabilities                                              10,094                58,415              (123,856)
     Deferred policy acquisition costs                                       (822)               12,411               (89,261)

 Income tax (expense) benefit related to items of
   other comprehensive income                                              (6,730)                6,141               (32,729)
                                                                    --------------        --------------        --------------

 Other comprehensive income, net of tax                                    12,499               (11,404)               60,784
                                                                    --------------        --------------        --------------

COMPREHENSIVE INCOME                                                 $     93,234          $     67,983          $    137,266
                                                                    ==============        ==============        ==============


See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)

                                                                                                     Accumulated
                                                                 Additional                             Other             Total
                                                 Common           paid-in           Retained        Comprehensive     stockholder's
                                                 stock            capital           earnings           Income             equity
                                             -------------     -------------     -------------     -------------      -------------
BALANCE, JANUARY 1, 1995                      $     2,000       $   535,450       $    66,005       $   (43,884)       $   559,571

 Dividend to Parent                                                 (33,995)          (66,005)                            (100,000)
 Net earnings                                                                          76,482                               76,482
 Other comprehensive income, net of tax                                                                  60,784             60,784
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1995                          2,000           501,455            76,482            16,900            596,837

 Dividend to Parent                                                 (98,518)          (76,482)                            (175,000)
 Net earnings                                                                          79,387                               79,387
 Other comprehensive income, net of tax                                                                 (11,404)           (11,404)
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1996                          2,000           402,937            79,387             5,496            489,820

 Dividend to Parent                                                 (55,613)          (79,387)                            (135,000)
 Net earnings                                                                          80,735                               80,735
 Other comprehensive income, net of tax                                                                  12,499             12,499
                                             -------------     -------------     -------------     -------------      -------------

BALANCE, DECEMBER 31, 1997                    $     2,000       $   347,324       $    80,735       $    17,995        $   448,054
                                             =============     =============     =============     =============      =============



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Dollars in Thousands)


                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
OPERATING ACTIVITIES:
 Net earnings                                                        $     80,735          $     79,387          $     76,482
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
    Amortization of deferred policy acquisition costs                      72,111                62,036                58,669
    Capitalization of policy acquisition costs                            (71,577)              (43,668)              (54,014)
    Amortization, (accretion) and depreciation of investments              (4,672)               (4,836)               (6,763)
    Net realized investment gains                                         (13,289)               (8,862)               (4,525)
    Interest credited to policyholders' account balances                  209,542               235,255               261,760
    Provision (benefit) for deferred Federal income tax                   (12,261)               15,078                 3,968
    Changes in operating assets and liabilities:
      Accrued investment income                                             7,962                 5,756                 3,191
      Claims and claims settlement expenses                                10,908                 9,854                 3,635
      Federal income taxes - current                                        3,470                13,935                 4,759
      Other policyholder funds                                              7,740                 5,813                (7,614)
      Liability for guaranty fund assessments                              (3,399)               (2,371)               (3,630)
      Affiliated payables                                                  (6,330)                3,735                 5,542
    Policy loans on insurance contracts                                   (26,068)              (52,804)              (54,054)
    Trading account securities                                            (14,928)                    -                     -
    Other, net                                                             11,721                (2,393)              (12,280)
                                                                    --------------        --------------        --------------
            Net cash and cash equivalents provided
                by operating activities                                   251,665               315,915                275,126
                                                                    --------------        --------------        ---------------

INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                 846,041               847,091                620,853
   Maturities of available-for-sale securities                            595,745               536,449                570,923
   Purchases of available-for-sale securities                          (1,156,222)             (956,840)              (816,564)
   Mortgage loans principal payments received                              68,864                22,789                 30,767
   Purchases of mortgage loans                                             (5,375)                    -                 (3,608)
   Sales of real estate held-for-sale                                       6,060                 5,407                  9,710
   Improvements to real estate held-for-sale                                    -                     -                   (683)
   Recapture of investment in Separate Accounts                            11,026                 8,829                  6,559
   Investment in Separate Accounts                                            (21)              (10,063)                  (377)
                                                                    --------------        --------------        ---------------
            Net cash and cash equivalents provided
                by investing activities                                   366,118               453,662                417,580
                                                                    --------------        --------------        ---------------





See notes to financial statements.                                 (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
(Concluded) (Dollars In Thousands)

                                                                           1997                 1996                 1995
                                                                    --------------        --------------        --------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $   (135,000)         $   (175,000)         $   (100,000)
   Policyholders' account balances:
       Deposits                                                         1,101,934               542,062               567,430
       Withdrawals (including transfers to/from Separate Accounts)     (1,593,320)           (1,090,572)           (1,250,299)
                                                                    --------------        --------------        --------------
           Net cash and cash equivalents used
               by financing activities                                   (626,386)             (723,510)             (782,869)
                                                                    --------------        --------------        --------------

  NET INCREASE (DECREASE) IN CASH AND
    CASH EQUIVALENTS                                                       (8,603)               46,067               (90,163)

CASH AND CASH EQUIVALENTS
  Beginning of year                                                        94,991                48,924               139,087
                                                                    --------------         -------------         -------------
  End of year                                                        $     86,388           $    94,991           $    48,924
                                                                    ==============         =============         =============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
     Federal Federal iincome taxes                                   $     49,235          $      8,880          $     33,576
     Interest                                                                 842                   988                 1,310



See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance
Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
 (Dollars in Thousands)


 NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Reporting: Merrill Lynch Life Insurance Company (the
"Company") is a wholly-owned subsidiary of Merrill Lynch
Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("Merrill Lynch & Co.").

The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are variable life insurance, variable annuities, market value adjusted annuities, and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products           4.00% -  5.70%
 Interest-sensitive deferred annuities      3.55% -  8.77%
 Immediate annuities                        3.00% - 10.00%

These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for those claims which are unreported as of the valuation date.

Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $635 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 1997, the Company had life insurance inforce that was ceded to other life insurance companies of $2,879,306.

The Company entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. At December 31, 1997, the Company's quota share of variable annuity premiums related to this agreement was $35 million.

Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                         1997            1996            1995
                     ------------   ------------    ------------

Beginning balance     $  112,249     $  124,833      $  133,388
Capitalized  amounts       5,077          5,077          13,708
Interest accrued           9,653         10,669          11,620
Amortization             (24,727)       (28,330)        (33,883)
                     ------------   ------------    ------------
Ending balance        $  102,252     $  112,249      $  124,833
                     ============   ============    ============

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                   1998      11,030
                   1999       9,927
                   2000       8,935
                   2001       8,041
                   2002       7,237

Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

During the first quarter 1997, the Company terminated its interest rate swap contracts that were carried at estimated fair value and recorded as a component of fixed maturity securities. Interest income and realized and unrealized gains and losses were recorded on the same basis as fixed maturity securities available-for-sale.

As of December 31, 1997, the Company had no mortgage loans outstanding. Mortgage loans were stated at unpaid principal balances, net of valuation allowances. Such valuation allowances were based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considered, among other things, the estimated fair value of the underlying collateral.

The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

Real estate held-for-sale, is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

Statements of Comprehensive Income: During 1997, the Company adopted SFAS No. 130, "Reporting Comprehensive Income" ("SFAS
No. 130"). SFAS No. 130 defines comprehensive income as all non-owner changes in equity during a period. Comprehensive income is reported in the Statements of Comprehensive Income included in the financial statements for the years ended
December 31, 1997, 1996 and 1995.

Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                          1997                 1996
                                                                    --------------        --------------
  Assets:
   Fixed maturity securities:
    Securities (1)                                                   $  3,008,608          $  3,301,858
    Interest rate swaps (2)                                                     -                  (270)
                                                                    --------------         -------------
      Total fixed maturity securities                                   3,008,608             3,301,588
                                                                    --------------         -------------

   Equity securities (1)                                                   73,612                35,977
   Trading account securities (1)                                          15,625                     -
   Mortgage loans (3)                                                           -                70,503
   Policy loans on insurance contracts (4)                              1,118,139             1,092,071
   Cash and cash equivalents (5)                                           86,388                94,991
   Separate Accounts assets (6)                                         9,149,119             7,615,362
                                                                    --------------        --------------

Total financial instruments recorded as assets                       $ 13,451,491          $ 12,210,492
                                                                    ==============        ==============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value, having an amortized cost of $389,728 and $338,515, had an estimated fair value of $396,253 and $348,066, respectively.

 (2) Estimated fair values for the Company's interest rate swaps are based on a discounted cash flow model.

 (3) The estimated fair value of mortgage loans approximates the carrying value.

 (4) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (5) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (6) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                          1997
                                             -------------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                               Amortized         Unrealized       Unrealized           Fair
                                                 Cost              Gains            Losses             Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Common stocks                                    4,754                11                 -             4,765
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                             =============     =============     =============     =============


                                                                             1996
                                             -------------------------------------------------------------------
                                                  Cost /           Gross            Gross            Estimated
                                               Amortized        Unrealized        Unrealized           Fair
                                                  Cost             Gains            Losses            Value
                                             -------------     -------------     -------------     -------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,652,225       $    67,590       $    11,765       $ 2,708,050
   Mortgage-backed securities                     503,997            12,447             1,948           514,496
   U.S. Government and agencies                    54,386             2,303               158            56,531
   Foreign governments                             18,111               182               140            18,153
   Municipals                                       3,924               434                 -             4,358
                                             -------------     -------------     -------------     -------------

      Total fixed maturity securities         $ 3,232,643       $    82,956       $    14,011       $ 3,301,588
                                             =============     =============     =============     =============

  Equity securities:
   Non-redeemable preferred stocks            $    30,554       $     2,983       $        85       $    33,452
   Common stocks                                    2,434                91                 -             2,525
                                             -------------     -------------     -------------     -------------

      Total equity securities                 $    32,988       $     3,074       $        85       $    35,977
                                             =============     =============     =============     =============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                     Cost            Value
                                               -------------    --------------

  Fixed maturity securities:
   Due in one year or less                      $   224,663      $    225,887
   Due after one year through five years          1,343,383         1,380,248
   Due after five years through ten years           740,784           764,272
   Due after ten years                              279,717           287,090
                                               -------------    --------------
                                                  2,588,547         2,657,497
   Mortgage-backed securities                       339,015           351,111
                                               -------------    --------------

    Total fixed maturity securities             $ 2,927,562      $  3,008,608
                                               =============    ==============

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by rating agency equivalent were:

                                                                   Estimated
                                                  Amortized           Fair
                                                    Cost              Value
                                               -------------     -------------
 AAA                                            $   623,503       $   642,188
 AA                                                 169,805           172,454
 A                                                  926,398           950,610
 BBB                                              1,046,614         1,080,036
 Non-investment grade                               161,242           163,320
                                               -------------     -------------

   Total fixed maturity securities              $ 2,927,562       $ 3,008,608
                                               =============     =============

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to stockholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available- for-sale as of December 31:

                                                                          1997                 1996
                                                                    --------------        --------------
 Assets:
  Fixed maturity securities                                          $     81,046          $     68,945
  Equity securities                                                         1,013                 2,989
  Deferred policy acquisition costs                                        (5,452)               (4,630)
  Separate Accounts assets                                                      -                   168
                                                                    --------------        --------------
                                                                           76,607                67,472
                                                                    --------------        --------------

 Liabilities:
  Policyholders' account balances                                          48,923                59,017
  Federal income taxes - deferred                                           9,689                 2,959
                                                                    --------------        --------------
                                                                           58,612                61,976
                                                                    --------------        --------------
 Stockholder's equity:
Net unrealized investment gain on investment securities              $     17,995          $      5,496
                                                                    ==============        ==============

During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities earned as of December 31, 1997, and included in net realized investment gains are $520.

During the first quarter 1997, the Company terminated its interest rate swap contracts which it held for the purpose of minimizing exposure to fluctuations in interest rates related to specific investment securities held. The notional amount of such swaps outstanding at December 31 1996 was approximately $9,000. The swaps were transacted with investment grade counterparties. As of December 31, 1996, the Company's interest rate swap contracts were in a $270 unrealized loss position. During 1997, 1996 and 1995, there were no realized investment gains or losses recorded.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
December 31 were:
                                        1997          1996         1995
                                     -----------  -----------  -----------
 Proceeds                             $ 846,041    $ 847,091    $ 620,853
 Gross realized investment gains         16,783       19,078       14,196
 Gross realized investment losses         7,193       10,749       10,813


The Company had investment securities with a carrying value of $26,508 and $27,726 that were deposited with insurance regulatory authorities at December 31, 1997 and 1996, respectively.

During 1997, the Company realized a $1,005 gain on the sale of its remaining investment in the Separate Accounts. At December 31, 1996, the Company had invested $10,168 in Separate Accounts,
including $168 of unrealized gains.   The investments in Separate
Accounts are for the purpose of providing original funding of certain mutual fund portfolios available as investment options to variable life and annuity policyholders.

At December 31, 1997, the Company held no mortgage loans on real estate. The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1996 were $44,239 and $17,652, respectively.

Additional information on impaired loans for the years ended
December 31 follows:

                                                1997         1996        1995
                                           -----------  -----------  -----------

 Average investment in impaired loans       $  30,945    $  79,668    $ 124,089
 Interest income recognized (cash-basis)        2,830        4,848        5,482

For the years ended December 31, 1997, 1996 and 1995, $7,891,
$28,555 and $1,300, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

Net investment income arose from the following sources for the years ended December 31:

                                                  1997          1996           1995
                                             ------------   ------------   ------------
 Fixed maturity securities                    $  236,325     $  266,916     $  305,648
 Equity securities                                 3,020          1,876          1,329
 Mortgage loans                                    4,627          9,764         12,250
 Real estate held-for-sale                         1,939            563            153
 Policy loans on insurance contracts              57,998          56,512         53,576
 Cash and cash equivalents                         9,570           6,710          8,463
 Other                                               709             899          1,753
                                             ------------    ------------   ------------

 Gross investment income                         314,188         343,240        383,172
 Less investment expenses                         (5,486)         (6,579)        (7,006)
                                             ------------    ------------   ------------

 Net investment income                        $  308,702      $  336,661     $  376,166
                                             ============    ============   ============

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                   1997           1996           1995
                                              ------------   ------------   ------------
  Fixed maturity securities                    $    6,149     $    4,690     $    1,908
  Equity securities                                 3,441          3,639          1,475
  Trading account securities                          697              -              -
  Investment in Separate Accounts                   1,005            106           (369)
  Mortgage loans                                    6,252            599            334
  Real estate held-for-sale                        (4,252)          (171)         1,177
  Cash and cash equivalents                            (3)            (1)             -
                                              ------------   ------------   ------------

  Net realized investment gains                $   13,289     $    8,862     $    4,525
                                              ============   ============   ============

 The following is a reconciliation of the change in valuation allowances that have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31:

                 Balance at      Additions                     Balance at
                 Beginning      Charged to        Write -         End
                  of Year       Operations        Downs         of Year
                -----------    ------------    -----------    -----------

  Mortgage loans:
       1997      $  17,652      $        -      $  17,652      $       -
       1996         35,881               -         18,229         17,652
       1995         40,070               -          4,189         35,881


 The Company held no investments at December 31, 1997 which have been non-income producing for the preceding twelve months.

 The Company has committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1997, $4,744 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                      1997         1996         1995
                                                   ----------   ----------   ----------
  Provision for income taxes computed at Federal
    statutory rate                                  $ 42,413     $ 41,048     $ 41,575

  Increase (decrease) in income taxes resulting
   from:
    Dividend received deduction                       (1,969)      (3,135)        (532)
    Release of policyholders' surplus                      -            -        1,991
    Tax deductible interest                                -            -         (718)
    Other                                                  -          (21)         (13)
                                                   ----------   ----------   ----------
Federal income tax provision                        $ 40,444     $ 37,892     $ 42,303
                                                   ==========   ==========   ==========

 The Federal statutory rate for each of the three years in the period ended December 31, 1997 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           1997                 1996                1995
                                                                    --------------        --------------        --------------
  Deferred policy acquisition costs                                  $     (2,422)         $     (5,770)         $     (2,179)
  Policyholders' account balances                                         (16,099)               15,004                    66
  Liability for guaranty fund assessments                                   1,190                   760                   249
  Investment adjustments                                                    5,070                 5,122                 5,563
  Other                                                                         -                   (38)                  269
                                                                    --------------        --------------        --------------
  Deferred Federal income tax
   provision (benefit)                                               $    (12,261)         $     15,078          $      3,968
                                                                    ==============        ==============        ==============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1997                  1996
                                                                    --------------        --------------
  Deferred tax assets:
   Policyholders' account balances                                   $     95,182          $     79,083
   Investment adjustments                                                     601                 5,671
   Liability for guaranty fund assessments                                  5,381                 6,571
                                                                    --------------        --------------
      Total deferred tax assets                                           101,164                91,325
                                                                    --------------        --------------

  Deferred tax liabilities:
   Deferred policy acquisition costs                                       88,670                91,092
   Net unrealized investment gain on investment securities                  9,689                 2,959
   Other                                                                    3,988                 3,988
                                                                    --------------        --------------
      Total deferred tax liabilities                                      102,347                98,039
                                                                    --------------        --------------

      Net deferred tax liability                                     $      1,183          $      6,714
                                                                    ================      ==============



 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,028, $43,515 and $41,729 for the years ended December 31, 1997, 1996 and 1995, respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $842, $988 and $1,310 for 1997, 1996 and 1995, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,913, $2,279 and $2,635 for 1997, 1996 and 1995, respectively.

 MLAM and MLIG have entered into an agreement with respect to administrative services for the Merrill Lynch Series Fund, Inc. ("Series Fund") and Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds"). The Company invests in the various mutual fund portfolios of the Series Fund and the Variable Series Funds in connection with the variable life and annuities the Company has in-force. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM. The Company received from MLIG its allocable share of such compensation in the amount of $19,057, $16,514 and $13,293 during 1997, 1996 and
 1995, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $72,729, $42,639 and $43,984 for 1997, 1996 and 1995, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 During the first quarter 1997, the Company terminated its interest rate swap contracts which it entered into with Merrill Lynch Capital Services, Inc. ("MLCS") with a guarantee from Merrill Lynch & Co. At December 31, 1996, the notional amount of such interest rate swap contracts outstanding was $9,000. Net interest received from these interest rate swap contracts was $4, ($117), and $256 for 1997, 1996 and 1995, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 6.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1997, 1996, and 1995 the Company paid dividends of $135,000, $175,000, and $100,000, respectively, to MLIG. Of these stockholder's dividends, $110,030, $175,000 and $73,757, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner.

 At December 31, 1997 and 1996, approximately $24,304 and $24,970, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1997 and 1996, was $245,042 and $251,697,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1997, 1996 and 1995 was $81,963, $93,532 and $121,451, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1997 and 1996, based on the RBC formula, the Company's total adjusted capital level was 394% and 403%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7.   COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). During 1991, and to a lesser extent 1992, there were certain highly publicized life insurance insolvencies. The Company has utilized public information to estimate what future assessments it will incur as a result of these insolvencies. At December 31, 1997 and 1996, the Company has established an estimated liability for future guaranty fund assessments of $15,374 and $18,773, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.
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